SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective No. 29	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 30	☒
(Check appropriate box or boxes)

JOHNSON MUTUAL FUNDS TRUST- File Nos. 33-52970 and 811-7254
3777 West Fork Road, Cincinnati, Ohio  45247
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (513) 661-3100
Marc E. Figgins, 3777 West Fork Road, Cincinnati, Ohio  45247
(Name and Address of Agent for Service)

With copy to:
Donald S. Mendelsohn, Thompson Hine, L.L.P..
312 Walnut Street 14th Floor, Cincinnati, Ohio  45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
May 1, 2009

Prospectus dated May 1, 2009

t	Johnson Equity Income Fund
t	Johnson Growth Fund
t	Johnson Dynamic Growth Fund
t	Johnson Disciplined Large-Cap Fund
t	Johnson Disciplined Mid-Cap Fund
t	Johnson Disciplined Small-Cap Fund
t	Johnson Realty Fund
t	Johnson International Fund
t	Johnson Fixed Income Fund
t	Johnson Municipal Income Fund

Johnson Mutual Funds Trust
3777 West Fork Road
Cincinnati, OH 45247
(513) 661-3100
(800) 541-0170
FAX (513) 661-4901

Like all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Johnson Mutual Funds
Prospectus Dated May 1, 2009

The use of the term “Funds” throughout this prospectus refers to all series of the Johnson Mutual Funds Trust.

Johnson Equity Income Fund
Prospectus Dated May 1, 2009

Investment Objective

The investment objective of the Equity Income Fund is to provide above average dividend income and long term capital growth.

Principal Strategies

The Fund invests primarily in common stocks of larger-sized U.S. companies (those with a market capitalization above $15 billion) that its adviser believes offer opportunities for above-average dividend income and capital growth. The adviser seeks high quality companies with sustainable competitive positions that have high-quality earnings, financial strength, strong or improving balance sheets, free cash flow growth, and shareholder-oriented managements. Current dividend yield, dividend growth and potential long term capital appreciation are considered in this process. The adviser then analyzes the stock price of these companies using traditional valuation measures such as price/earnings ratios, discounted cash flow, and price/book value ratios. Diversification by company and sector also is an important consideration. A common strategy used by the adviser is to seek undervalued companies that are undergoing a fundamental turnaround that has yet to be reflected in the valuation of the stock. The Fund also may invest a portion of its assets in preferred stocks rated BB or above. The Fund may sell a security if the security reaches the adviser’s valuation target, if the adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. The adviser generally intends to stay fully invested (subject to liquidity requirements), regardless of the movement of stock prices. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in income-producing equity securities.

Principal Risks of Investing in the Fund

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Management Risk — The adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for:

♦	Long term investors seeking a Fund with an equity income investment strategy.
♦	Investors willing to accept price fluctuations in their investment.
♦	Investors who can tolerate the greater risks associated with common stock investments.

How the Fund has Performed

The chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a calendar quarter was 6.53% in the second quarter of 2007; and the lowest return was -19.97% for the fourth quarter of 2008.

Average Annual Total Returns
For the periods ended December 31, 2008

	1 Year	Since Inception(1)
Return Before Taxes	-28.75%	-2.51%
Return After Taxes on Distributions(2)	-28.89%	-3.07%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-18.51%	-2.33%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-37.00%	-8.35%
(1)	Inception of the Fund was December 30, 2005
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	When the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return After Taxes on Distributions,” it is because of realized losses. If a capital loss occurs upon the redemption of the Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

1

Johnson Growth Fund
Prospectus Dated May 1, 2009

Investment Objective

The investment objective of the Growth Fund is long term capital growth.

Principal Strategies

The Fund invests primarily in common stocks of larger-sized U.S. companies (those with a market capitalization above $15 billion) that its adviser believes offer opportunities for capital appreciation. While diversification by company and sector is an important consideration, the adviser uses three primary criteria in selecting stocks for the Fund: quality, growth and valuation. The adviser looks for companies with quality characteristics such as strong management, healthy balance sheets, and sustainable competitive advantages, and positive growth criteria such as increasing revenues, cash flow and earnings. The adviser then analyzes the stock price of these companies using traditional valuation measures such as price/earnings ratios and price/book value ratios. The adviser generally intends to stay fully invested (subject to liquidity requirements), regardless of the movement of stock prices.

Principal Risks of Investing in the Fund

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Management Risk — The adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for:

♦	long term investors seeking a Fund with a growth investment strategy
♦	investors willing to accept price fluctuations in their investment
♦	investors who can tolerate the greater risks associated with common stock investments

How the Fund has Performed

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a calendar quarter was 13.49% in the fourth quarter of 1999, and the lowest return was -24.56% in the fourth quarter of 2008.

Average Annual Total Returns
For the periods ended December 31, 2008

	1 Year	5 Years	10 Years
Return Before Taxes	-35.41%	-1.53%	-3.62%
Return After Taxes on Distributions(1)	-35.51%	-2.35%	-4.22%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-22.89%	-1.30%	-3.14%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-37.00%	-2.19%	-1.38%
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	When the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return After Taxes on Distributions,” it is because of realized losses. If a capital loss occurs upon the redemption of the Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

2

Johnson Dynamic Growth Fund
Prospectus Dated May 1, 2009

Investment Objective

The investment objective of the Dynamic Growth Fund is long term capital growth.

Principal Strategies

The Fund invests in small-, mid- and large-capitalization U.S. companies that the adviser believes offer opportunities for above-average growth. The adviser employs a bottom up fundamental analysis and stock selection process and primarily seeks companies that it believes offer sustainable or expanding growth in revenues, cash flow, and earnings. Other important attributes include strong management, healthy balance sheets, and sustainable competitive advantages. The adviser emphasizes dynamic, growth companies that are expected to grow faster than the market, yet are selling at reasonable valuations based on earnings, cash flow, returns on capital and intrinsic value. Diversification by company and sector is also an important consideration. Current income is not an objective of this Fund. The Fund may sell a security if the security reaches the adviser’s valuation target, if the adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. The adviser generally intends to stay fully invested (subject to liquidity requirements), regardless of the movement of stock prices.

Principal Risks of Investing in the Fund

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Growth Risk — The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Management Risk — The adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Smaller Company Risk — In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

♦	Possible dependence on a limited product line, limited financial resources or management group.
♦	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.
♦	Greater fluctuation in value than larger, more established company stocks.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for:

♦	Long term investors seeking a Fund with a growth investment strategy.
♦	Investors willing to accept price fluctuations in their investment.
♦	Investors who can tolerate the greater risks associated with common stock investments.

How the Fund has Performed

The chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a calendar quarter was 6.25% in the third quarter of 2006; and the lowest return was -25.99% for the fourth quarter of 2008.

Average Annual Total Returns
For the periods ended December 31, 2008

	1 Year	Since Inception(1)
Return Before Taxes	-42.13%	-11.60%
Return After Taxes on Distributions(2)	-42.13%	-11.77%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-27.38%	-9.67%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-9.11%
(1)	Inception of the Fund was December 30, 2005
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	When the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return After Taxes on Distributions,” it is because of realized losses. If a capital loss occurs upon the redemption of the Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

3

Johnson Disciplined Large-Cap Fund
Prospectus Dated May 1, 2009

Investment Objective

The investment objective of the Disciplined Large-Cap Fund is long term capital growth.

Principal Strategies

The Fund invests primarily in equity securities of large-sized U.S. companies (those with a market capitalization above $5 billion) that its adviser believes offer opportunities for capital growth. The adviser primarily selects companies for the Fund’s portfolio using a disciplined, quantitative model developed by the adviser. The model evaluates both growth and value stocks and assigns a weighted average score based on company specific information (gathered from financial reports, market data and other sources) that the adviser believes provides the best measures of profitability, growth and valuation, including historical and expected future growth, profit trends, and traditional and relative value. Diversification by company and sector is also an important consideration. The Fund may sell a security if the security reaches the adviser’s valuation target, if the adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. The adviser generally intends to stay fully invested (subject to liquidity requirements), regardless of the movement of stock prices. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in equity securities of large-sized companies.

Principal Risks of Investing in the Fund

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company. In particular, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Management Risk — The adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results. For instance, a company’s intrinsic value may never be realized or a company judged by the adviser to be undervalued may actually be appropriately priced.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Turnover Risk — The Fund may incur greater transaction costs and realized capital gains as a result of higher turnover of securities.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for:

♦	Long term investors seeking a Fund with a growth investment strategy.
♦	Investors willing to accept price fluctuations in their investment.
♦	Investors who can tolerate the greater risks associated with common stock investments.

How the Fund has Performed

The chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a calendar quarter was 6.07% in the first quarter of 2006; and the lowest return was -28.75% for the fourth quarter of 2008.

Average Annual Total Returns
For the periods ended December 31, 2008

	1 Year	Since Inception(1)
Return Before Taxes	-43.27%	-13.57%
Return After Taxes on Distributions(2)	-43.38%	-13.87%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-27.98%	-11.28%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-37.00%	-8.35%
(1)	Inception of the Fund was December 30, 2005
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	When the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return After Taxes on Distributions,” it is because of realized losses. If a capital loss occurs upon the redemption of the Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

4

Johnson Disciplined Mid-Cap Fund
Prospectus Dated May 1, 2009

Investment Objective

The investment objective of the Disciplined Mid-Cap Fund is long term capital growth.

Principal Strategies

The Fund invests primarily in equity securities of medium-sized companies (those with a market capitalization between $1 billion and $15 billion) that its adviser believes offer opportunities for capital appreciation. The adviser primarily selects companies for the Fund’s portfolio using a disciplined, quantitative model developed by the adviser. The model evaluates both growth and value stocks and assigns a weighted average score based on company specific information (gathered from financial reports, market data and other sources) that the adviser believes provides the best measures of profitability, growth and valuation, including historical and expected future growth, profit trends, and traditional and relative value. Diversification by company and sector is also an important consideration. The Fund may sell a security if the security reaches the adviser’s valuation target, if the adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. The adviser generally intends to stay fully invested (subject to liquidity requirements), regardless of the movement of stock prices. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in equity securities of medium–sized companies.

Principal Risks of Investing in the Fund

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Turnover Risk — The Fund may incur greater transaction costs and realized capital gains as a result of higher turnover of securities.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Management Risk — The adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

Smaller Company Risk — In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

♦	Possible dependence on a limited product line, limited financial resources or management group.
♦	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.
♦	Greater fluctuation in value than larger, more established company stocks.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for:

♦	long term investors seeking a Fund with a growth investment strategy
♦	investors willing to accept price fluctuations in their investment
♦	investors who can tolerate the greater risks associated with common stock investments

How the Fund has Performed

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the past 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a calendar quarter was 16.59% in the fourth quarter of 1999, and the lowest return was -33.63% in the fourth quarter of 2008.

Average Annual Total Returns
For the periods ended December 31, 2008

	1 Year	5 Years	10 Years
Return Before Taxes	-49.07%	-3.89%	-1.24%
Return After Taxes on Distributions(1)	-49.16%	-5.38%	-2.22%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-31.78%	-2.76%	-0.81%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	-41.46%	-0.71%	3.19%
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	When the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return After Taxes on Distributions,” it is because of realized losses. If a capital loss occurs upon the redemption of the Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

5

Johnson Disciplined Small-Cap Fund
Prospectus Dated May 1, 2009

Investment Objective

The investment objective of the Disciplined Small-Cap Fund is long term capital growth.

Principal Strategies

The Fund invests primarily in equity securities of small-sized companies (those with a market capitalization less than $3 billion) that its adviser believes offer opportunities for capital growth. The adviser primarily selects companies for the Fund’s portfolio using a disciplined, quantitative model developed by the adviser. The model evaluates both growth and value stocks and assigns a weighted average score based on company specific information (gathered from financial reports, market data and other sources) that the adviser believes provides the best measures of profitability, growth and valuation, including historical and expected future growth, profit trends, and traditional and relative value. Diversification by company and sector is also an important consideration. The Fund may sell a security if the security reaches the adviser’s valuation target, if the adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. The adviser generally intends to stay fully invested (subject to liquidity requirements), regardless of the movement of stock prices. Under normal circumstances, at least 80% of the Fund’s total assets will be in invested in equity securities of small-sized companies.

Principal Risks of Investing in the Fund

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company. In particular, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Management Risk — The adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results. For instance, a company’s intrinsic value may never be realized or a company judged by the adviser to be undervalued may actually be appropriately priced.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Turnover Risk — The Fund may incur greater transaction costs and realized capital gains as a result of higher turnover of securities.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Small Company Risk — In addition, the stocks of small-sized companies are subject to certain risks including:

♦	Possible dependence on a limited product line, limited financial resources or management group.
♦	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.
♦	Greater fluctuation in value than larger, more established company stocks

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for:

♦	Long term investors seeking a Fund with a growth investment strategy.
♦	Investors willing to accept greater price fluctuations associated with equity securities of small-sized companies.
♦	Investors who can tolerate the greater risks associated with small-sized companies.

How the Fund has Performed

The chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a calendar quarter was 16.40% in the first quarter of 2006; and the lowest return was -33.52% for the fourth quarter of 2008.

Average Annual Total Returns
For the periods ended December 31, 2008

	1 Year	Since Inception(1)
Return Before Taxes	-46.17%	-17.17%
Return After Taxes on Distributions(2)	-46.17%	-17.17%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-29.98%	-14.13%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	-33.79%	-8.29%
(1)	Inception of the Fund was December 30, 2005
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	When the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return After Taxes on Distributions,” it is because of realized losses. If a capital loss occurs upon the redemption of the Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

6

Johnson Realty Fund
Prospectus Dated May 1, 2009

Investment Objective

The investment objective of the Realty Fund is above average income and long term capital growth.

Principal Strategies

The Fund invests primarily in equity securities of companies in the real estate industry, including but not limited to REITs (real estate investment trusts) and other real estate related equity securities, such as common stock, preferred stock and/or convertible securities of companies engaged in real estate related businesses. Under normal circumstances, at least 80% of the Fund’s total assets will be in the real estate industry. A company is in the “real estate industry” if it derives 50% or more of its income from real estate or invests 50% or more of its assets in real estate.

The Fund’s adviser uses fundamental “bottom-up” analysis to select securities, favoring companies that the adviser believes offer better growth prospects at reasonable valuations. The adviser examines fundamental criteria such as income statements, balance sheets, and cash flow analysis to evaluate a company’s growth prospects. The adviser enhances this approach by using “top-down” economic information to determine which property types or areas of the real estate industry will be emphasized.

The Fund will invest primarily in equity REITs that invest in office, residential, retail, industrial, and other specialty properties such as hotels, self-storage facilities, healthcare facilities, and parking facilities. The adviser intends to diversify by sector and geographic location but will not attempt to duplicate the real estate market as a whole in terms of proportion of invested assets in any specific region or property category.

Principal Risks of Investing in the Fund

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Real Estate Risk — The Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as:

♦	Decreases in real estate values
♦	Overbuilding
♦	Environmental liabilities
♦	Increases in operating costs, interest rates and/or property taxes.
♦	Some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.
♦	REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

Management Risk — The adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

Due to the Fund’s concentration in the real estate industry, the Fund is not intended to be a complete investment program; however, the Fund may be a suitable investment for:

♦	long term investors
♦	investors looking to diversify into real estate securities
♦	investors willing to accept fluctuations in the value of their investments

How the Fund has Performed

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a calendar quarter was 14.10% in the first quarter of 2006; and the lowest return was -39.51% for the fourth quarter of 2008.

Average Annual Total Returns
For the periods ended December 31, 2008

	1 Year	5 Years	10 Years
Return Before Taxes	-38.47%	-0.03%	5.98%
Return After Taxes on Distributions(1)	-38.91%	-1.98%	3.97%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-24.10%	0.28%	4.71%
NAREIT Index (reflects no deduction for fees, expenses or taxes)(3)	-37.73%	0.91%	7.42%
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	When the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return After Taxes on Distributions,” it is because of realized losses. If a capital loss occurs upon the redemption of the Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
(3)	NAREIT = National Association of Real Estate Investment Trusts.

7

Johnson International Fund
Prospectus Dated May 1, 2009

Investment Objective

The investment objective of the Johnson International Fund is long term capital growth.

Principal Strategies

The Fund invests primarily in equity securities of foreign companies. The Fund invests in companies located in a variety of countries throughout the world (possibly including emerging market countries). The Fund expects typically to invest in companies located in ten or more countries outside of the United States at any one time. The Fund may invest in the securities of a broad range of companies without restriction as to their market capitalization that its adviser believes offer opportunities for capital growth. The adviser generally intends to stay fully invested (subject to liquidity requirements), regardless of the movement of stock prices.

The Fund’s adviser selects companies using a combination of fundamental and quantitative disciplines developed by the adviser. The adviser seeks to find foreign companies offering a combination of strong growth, attractive valuation and improving profitability. A bottom-up stock selection process is used, but diversification by country, sector and company is an important consideration. Fundamental research is conducted by a team of analysts and portfolio managers seeking companies with quality characteristics such as strong management, healthy balance sheets, sustainable competitive advantages, and positive growth criteria such as increasing revenues, cash flow and earnings. Traditional measures such as price/earnings ratios and price/book ratios are used to gauge the attractiveness of a stock’s valuation. The adviser also uses quantitative modeling as a stock selection tool. The model evaluates company-specific information (gathered from financial reports, market data, and other sources) that the adviser believes provides the best measures of profitability, growth, and valuation. Some of these factors include historical and expected future growth, profit trends and traditional and relative value. The adviser is not limited as to the type, operating history or dividend paying record of companies in which the Fund may invest.

The adviser expects to invest primarily in foreign companies whose stock is traded on U.S. stock exchanges or whose securities are available through the use of American Depositary Receipts (ADRs). ADRs are investments issued by an American bank or trust company evidencing ownership of underlying securities issues by a foreign company. The Fund may also invest in foreign companies through the use of Global Depositary Receipts (GDRs). GDRs are similar to ADRs except they are not American dollar denominated and trade in more than one country or on more than one exchange. The Fund may also invest in exchange-traded funds (ETFs). ETFs are securities that typically seek to track the performance of an index or a basket of stocks like stocks of a particular country or region. The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

Principal Risks of Investing in the Fund

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — Investment in equity securities of foreign companies is subject to the risks of changing political, economic, stock market, industry, and company conditions which could cause the Fund’s stocks to decrease in value.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Management Risk — The adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

Smaller Company Risk — The stocks of small-sized and medium-sized companies are subject to certain risks including:

♦	Possible dependence on a limited product line, limited financial resources or management group.
♦	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.
♦	Greater fluctuation in value than larger, more established company stocks.

Foreign Investing Risk — Purchases of foreign equity securities entail certain risks. For example, there may be less information publicly-available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Emerging Market Country Risk — The risk associated with investment in foreign securities is heightened in connection with investments in the securities of issuers in emerging markets, as these markets are generally more volatile than the markets of developed countries and may subject to greater social, economic and political uncertainty and instability.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund is intended to participate in economic development trends in the global economy. The Fund may be a suitable investment for:

♦	long term investors seeking a Fund with a growth investment strategy
♦	investors seeking to add exposure to foreign markets to their investment portfolios
♦	investors willing to accept price fluctuations in their investment
♦	investors who can tolerate the greater risks associated with investment in foreign equity investments

How the Fund has Performed

The Fund commenced operations on December 8, 2008, and as a result does not have performance history for a full calendar year.

8

Johnson Fixed Income Fund
Prospectus Dated May 1, 2009

Investment Objective

The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital.

Principal Strategies

The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, convertible bonds, mortgage-backed securities, collateralized mortgage obligations, domestic and foreign corporate and government securities (including securities issued by government agencies), municipal securities, zero coupon bonds and short term obligations, such as commercial paper and repurchase agreements. The adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade fixed income securities.

Principal Risks of Investing in the Fund

Interest Rate Risk — The value of your investment may decrease when interest rates rise. Securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due. While some domestic government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others (such as FNMA, FHLMC, FGLMC, SMA, SBA and TVA securities) are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligation.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Management Risk — The adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for:

♦	long term investors seeking a fund with an income and capital preservation strategy
♦	investors seeking to diversify their holdings with bonds and other fixed income securities
♦	investors willing to accept price fluctuations in their investments.

How the Fund has Performed

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a calendar quarter was 6.48% in the fourth quarter of 2008, and the lowest return was -1.88% for the fourth quarter of 2001.

Average Annual Total Returns
For the periods ended December 31, 2008

	1 Year	5 Years	10 Years
Return Before Taxes	6.23%	4.13%	4.58%
Return After Taxes on Distributions(1)	4.71%	2.76%	3.35%
Return After Taxes on Distributions and Sale of Fund Shares(1)	4.09%	2.73%	3.33%
Barclays Capital Intermediate Government Credit Index (reflects no deduction for fees, expenses or taxes)	5.08%	4.21%	5.43%
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

9

Johnson Municipal Income Fund
Prospectus Dated May 1, 2009

Investment Objective

The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long term consistent with preservation of capital.

Principal Strategies

The Fund invests primarily in investment grade municipal securities issued by or on behalf of states, territories and possessions of the United States, and other political subdivisions, agencies, authorities and instrumentalities, the income from which is exempt from regular federal income tax. The adviser primarily invests in Ohio municipal securities which provide income that is exempt from both Ohio and regular federal income tax. The Fund may concentrate its investments in a particular segment of the bond market, such as housing agency bonds or airport bonds.

The adviser typically selects securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade municipal securities (or unrated municipal securities that the adviser determines are of comparable quality) which provide income that is exempt from federal income tax and the alternative minimum tax.

Principal Risks of Investing in the Fund

Interest Rate Risk — The value of your investment may decrease when interest rates rise. Securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities.

Credit Risk — The issuer of the fixed income security (including some government agencies) may not be able to make interest and principal payments when due.

Political Risk — Substantial changes in federal income tax laws could cause municipal bond prices to decline. This is because the demand for municipal bonds is strongly influenced by the value of tax-exempt income to investors.

Geographic Risk — Because the Fund invests primarily in bonds from the State of Ohio, it is particularly sensitive to political and economic factors that negatively affect Ohio.

Segment Risk — Economic or political factors affecting one bond in a particular segment of the bond market may affect other bonds within the segment in the same manner.

Non-Diversification Risk — The Fund is non-diversified and may invest in securities of fewer issuers than a diversified fund. This may cause greater fluctuation in the Fund’s value and may make the Fund more susceptible to any single risk.

Management Risk — The adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for long term:

♦	investors seeking a fund with a federally tax-free income strategy
♦	investors willing to concentrate their investment primarily in the State of Ohio
♦	investors willing to accept price fluctuations in their investment

How the Fund has Performed

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns for the past 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a calendar quarter was 3.94% in the fourth quarter of 2008, and the lowest return was -2.20% for the second quarter of 1999.

Average Annual Total Returns
For the periods ended December 31, 2008

	1 Year	5 Years	10 Years
Return Before Taxes	3.96%	2.85%	3.67%
Return After Taxes on Distributions(1)	3.96%	2.85%	3.67%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	3.70%	2.91%	3.66%
Barclays Capital Five Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.78%	3.65%	4.55%
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	When the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return After Taxes on Distributions,” it is because of realized losses. If a capital loss occurs upon the redemption of the Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

10

Johnson Mutual Funds
Prospectus Dated May 1, 2009

COSTS OF INVESTING IN THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

	Equity Income Fund	Growth Fund	Dynamic Growth Fund	Disciplined Large-Cap Fund	Disciplined Mid-Cap Fund	Disciplined Small-Cap Fund	Realty Fund	International Fund	Fixed Income Fund	Municipal Income Fund
Shareholder Fees(1) (Fees paid directly from your investment)
Maximum Front End Load	None	None	None	None	None	None	None	None	None	None
Deferred Load	None	None	None	None	None	None	None	None	None	None
Redemption Fee(1)	None	None	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (Expenses that are deducted from fund assets)
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.40%	1.00%	1.00%
12b-1 Fees	0%(2)	None	0%(2)	0%(2)	None	0%(2)	None	0%(2)	None	None
Other Expenses (Acquired Fund Fees and Expenses)(3),(4)	0.01%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.02%
Total Annual Fund Operating Expenses	1.01%	1.00%	1.01%	1.00%	1.00%	1.00%	1.00%	1.40%	1.00%	1.02%
Fee Waiver(5)	None	None	None	None	None	None	None	(0.40%)	(0.15%)	(0.35%)
Net Expenses	1.01%	1.00%	1.01%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	0.67%
(1)	A processing fee will be deducted from any wire sales proceeds and paid to the Custodian.
(2)	These Funds have adopted Rule 12b-1 Plans; however the Plans have not been activated and the Funds have no present intention to activate the Plans.
(3)	“Other Expenses” are comprised solely of fees and expenses incurred indirectly by the Funds as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. For example, numbers showing 0.00% have Acquired Fund Fees and Expenses of less than 0.005%.
(4)	Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. The Total Annual Fund Operating Expenses and Net Expenses for the Funds that incurred acquired fund expenses will not correlate to the expense ratios in the Funds’ financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Funds, not the indirect costs of investing in other funds.
(5)	Effective May 1, 2009, the adviser has contractually agreed to waive its management fees for the Fixed Income and Municipal Income Funds by the amounts shown through April 30, 2010. The adviser may not unilaterally change the contract until May 1, 2010. Prior to May 1, 2009, the adviser’s fee waivers for the Fixed Income Fund and Municipal Income Fund were the same as indicated above. The adviser has contractually agreed to waive its management fees for the International Fund by the amounts shown through April 30, 2010. The adviser may not unilaterally change the contract until May 1, 2010.

Example:

The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

	1 Year	3 Years	5 Years	10 Years
Equity Income Fund	$104	$323	$560	$1,241
Growth Fund	$103	$320	$555	$1,229
Dynamic Growth Fund	$104	$323	$560	$1,241
Disciplined Large-Cap Fund	$103	$320	$555	$1,229
Disciplined Mid-Cap Fund	$103	$320	$555	$1,229
Disciplined Small-Cap Fund	$103	$320	$555	$1,229
Realty Fund	$103	$320	$555	$1,229
International Fund	$103	$406	$732	$1,654
Fixed Income Fund	$88	$306	$541	$1,216
Municipal Income Fund	$69	$291	$531	$1,221

11

Johnson Mutual Funds
Prospectus Dated May 1, 2009

HOW TO BUY, SELL OR EXCHANGE SHARES IN THE FUNDS

The Funds and their transfer agent, Johnson Financial, Inc., can be contacted at the same mailing address and telephone numbers. If you need additional information on how to buy, sell or exchange shares in a Fund, please contact the transfer agent:

Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 or (800) 541-0170
FAX: (513) 661-4901

HOW TO BUY SHARES

You may buy shares on any business day. This includes any day that a Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

You may buy shares for each Fund at the Fund’s net asset value (NAV) next determined after your order is received by the transfer agent. Purchase requests submitted by check, wire or exchange received at the transfer agent before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) receive the NAV determined as of the close of trading on the current day, and purchase requests received after that time receive the NAV determined as of the close of trading on the next business day following the date of receipt.

Initial Purchase:  The minimum initial investment for each Fund is $2,000. Due to federal limitations, the minimum initial investment for a Coverdell Education Savings Account is $500. You may diversify your investments by choosing a combination of any of the Funds for your investment program.

By Mail — You may purchase shares of any Fund by following these steps:

♦	Complete and sign an application;
♦	Draft a check made payable to: Johnson Mutual Funds;
♦	Identify on the check and on the application the Fund(s) in which you would like to invest;
♦	Mail the application, check and any letter of instruction to the Transfer Agent.

By Wire — You may purchase shares of any Fund by wiring Federal Funds from your bank, which may charge you a fee for doing so. If money is to be wired for a newly established account, you must call the Transfer Agent first to open an account and obtain an account number. Your bank must then wire the specified amount according to the following instructions:

National City Bank/Cincinnati
ABA #041000124
Account #983243416
For Further Credit to: Johnson Mutual Funds
Shareholder Account Name:
Shareholder Account Number:

You must mail a completed application to Johnson Mutual Funds after opening an account by wire transfer. Wire orders will be accepted only on a day on which the Funds and the custodian bank are open for business. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the custodian bank. Wires for purchases not received by 4:00 p.m. Eastern Time the business day following the order’s trade date will be cancelled. There is presently no fee for the receipt of wired funds, but the Funds may charge a fee in the future.

Additional Purchases:  You may buy additional shares of a Fund at any time (minimum of $100) by mail or by bank wire if you meet the initial investment requirement for each Fund. Each additional purchase request must contain:

♦	Name of your account(s);
♦	Account number(s);
♦	Name of the Fund(s) in which you wish to invest.

Checks should be made payable to “Johnson Mutual Funds” and should be sent to the Johnson Mutual Funds at the address indicated throughout this prospectus. A bank wire should be sent as outlined above.

Automatic Investment Option

You may arrange to make additional investments ($100 minimum) automatically on a monthly or bi-monthly basis by transferring money from your checking account. You must complete the “Optional Automatic Investment Plan” section of the application and provide the Trust with a voided check from the account you wish to use for the automatic investment. You may terminate this automatic investment program at any time by contacting the Transfer Agent.

12

Johnson Mutual Funds
Prospectus Dated May 1, 2009

Each Fund may limit the amount of purchases and reject any purchase request in whole or in part. If your check or wire does not clear, you will be responsible for any loss incurred. The Fund can sell other shares you own as reimbursement for any loss incurred.

Distribution Plans

The Equity Income Fund, the Dynamic Growth Fund, the Disciplined Large-Cap Fund, the International Fund and the Disciplined Small-Cap Fund have adopted plans under Rule 12b-1 that allow each of these Funds to pay distribution fees for the sale and distribution of their shares and allows each Fund to pay for services provided to shareholders. Shareholders of each of these Funds may pay annual 12b-1 expenses of up to 0.25% of the Funds’ average daily net assets. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. As of the date of this Prospectus, the Rule 12b-1 Plans have not been activated and the Funds have no present intention to activate the Rule 12b-1 Plans.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

HOW TO SELL SHARES

You may sell shares in a Fund by mail or telephone, without a charge. The proceeds of the sale may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your sale. Your request for a sale should be addressed to the Johnson Mutual Funds and must include:

♦	Letter of instruction;
♦	Fund name;
♦	Account number(s);
♦	Account name(s);
♦	Dollar amount or the number of shares you wish to sell.

All registered share owner(s) must sign this request in the exact name(s) and any special capacity in which they are registered. For joint accounts with right of survivorship, only one signature is required for a withdrawal.

Requests for redemptions received prior to 4:00 p.m. Eastern Time will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

The Funds will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) after receipt of a proper request.

A Fund may require that signatures on redemption requests be guaranteed by a bank or a member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of a Fund, a shareholder may be required to furnish additional legal documents to insure proper authorization. If you are not certain of the requirements for a sale, please call the transfer agent at the number indicated throughout this prospectus.

By Telephone — Telephone redemption privileges are automatically available to all shareholders. Shareholders may sell shares on any business day the NYSE is open by calling the transfer agent before 4:00 p.m. Eastern Time. A Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures will include requiring a form of personal identification from the caller. Sale proceeds will be mailed or wired at the shareholder’s direction to the designated account. The minimum amount that may be wired is $1,000. Wire charges of $10 may be deducted from sale proceeds.

By using the telephone redemption and exchange privileges, a shareholder authorizes a Fund to act upon the instruction of any person by telephone they believe to be the shareholder. By telephone, this shareholder may sell shares from the account and transfer the proceeds to the address of record or the bank account designated or may exchange into another Fund. The Funds and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. The Funds may change, modify or terminate the telephone redemption or exchange privilege at any time.

By Systematic Withdrawal Program — Shareholder may request that a predetermined amount be sent by check, ACH (Automated Clearing House) or wired to them periodically, each month or calendar quarter. A shareholder’s account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This program may be terminated by a shareholder or the Funds at any time without charge or penalty and will become effective five business days following receipt of instructions.

13

Johnson Mutual Funds
Prospectus Dated May 1, 2009

In order to facilitate the delivery of the checks as close as possible to the end of the month, shares will be sold on the 24th day of the month or the last business day prior to the 24th day if the 24th falls on a holiday or weekend. Shares may also be sold on the 5th day of the month or the 15th day of the month at the shareholder’s request. A withdrawal under the Systematic Withdrawal Program involves a sale of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder’s account, the account ultimately may be depleted.

Additional Information — Sale requests specifying a certain date or share price cannot be accepted and will be returned. If you invest by wire, you may sell your shares on the first business day following such purchase. However, if you invest by a personal, corporate, cashier’s or government check, the sales proceeds will not be paid until your investment has cleared the bank, which may take up to 15 calendar days from the date of purchase. Exchanges into any of the other Funds are, however, permitted without the waiting period.

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales of Fund shares or postpone payment dates. If you are unable to accomplish your transaction by telephone (during times of unusual market activity), consider sending your order by express mail to the Funds, or facsimile to (513) 661-4901 or (513) 661-3160.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require any shareholder to sell all of his or her shares in the Fund on 30 days’ written notice if the value of his or her shares in the Fund is less than $2,000 due to sales of Fund shares, or such other minimum amount as the Fund may determine from time to time. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. All shares of a Fund are also subject to an involuntary sale if the Board of Trustees determines to liquidate a Fund. An involuntary sale will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

HOW TO EXCHANGE SHARES

As a shareholder in any Fund in the Johnson Mutual Funds Trust, you may exchange shares for shares of any other fund in the Johnson Mutual Funds Trust, subject to the minimum initial investment requirement of the Fund into which you are making the exchange. You may make an exchange by telephone or by written request.

By Telephone — Shareholders may call the Transfer Agent to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the transfer agent. Requests for exchanges received prior to 4:00 p.m. Eastern Time will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. See “How to Sell Shares.” An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege in the future upon 60 days prior notice to the shareholders.

SHARE PRICE CALCULATION

The value of an individual share in a Fund, the net asset value (NAV), is calculated by dividing the total value of the Fund’s investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. NAV per share is determined as of 4:00 p.m. Eastern Time on each day that the exchange is open for business and there exists shareholder orders for the Fund and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the NAV. The NYSE is closed on weekends, most Federal holidays and Good Friday. The NAV per share of each Fund will fluctuate.

Requests to purchase, exchange and redeem shares are processed at the NAV calculated after the Transfer Agent receives your order.

Each Fund’s assets are generally valued at their market value, using prices provided by a pricing service. If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading that materially affects fair value, the adviser may value a Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines. Fair value pricing may also be necessary if a Fund owns a thinly traded stock and the Fund is unable to obtain a current market price due to a lack of current trades. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.

14

Johnson Mutual Funds
Prospectus Dated May 1, 2009

DIVIDENDS AND DISTRIBUTIONS

The Realty, Fixed Income and Municipal Income Funds intend to distribute substantially all of their net investment income as dividends to shareholders on a quarterly basis. The Equity Income, Growth, Dynamic Growth, International, Disciplined Large-Cap, Disciplined Mid-Cap and Disciplined Small-Cap Funds intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis at year end. Each Fund intends to distribute its capital gains once a year, at year end.

Dividends and capital gain distributions are automatically reinvested in additional shares at the NAV per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. You will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check will be mailed within 7 business days (normally within 3 business days) after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal will be paid at that time. Distributions of less than $10 and distributions on shares purchased within the last 30 days, however, will not be paid in cash and will be reinvested. You may elect to have distributions on shares held in IRA’s and 403(b) plans paid in cash only if you are 59-½ years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a taxable distribution. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

The IRS treats interest on certain “private activity” bonds as a tax preference item. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Municipal Income Fund may purchase all types of municipal bonds, including private activity bonds. If it does so, a portion of its dividends may be treated as a tax preference item. In addition, although the Municipal Income Fund invests primarily in tax-exempt securities, a portion of its assets may generate income that is not exempt from federal or state income tax.

You are not required to pay federal regular income tax on any dividends received from a Fund that represent net interest on tax-exempt municipal bonds. However, dividends representing net interest earned on some municipal bonds may be included in calculating the federal Alternative Minimum Tax. Income that is exempt from federal tax may be subject to state and local income tax.

Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. You should consult with your tax adviser regarding specific questions as to federal, state or local taxes, the tax effect of distributions and withdrawals from the Funds and the use of the Exchange Privilege.

Unless you furnish your certified taxpayer identification number (social security number for individuals) and certify that you are not subject to backup withholding, a Fund will be required to withhold and remit to the IRS 30% of the dividends, distributions and sales proceeds payable to the shareholder. A Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific shareholder account in any year, the Fund will make a corresponding charge against the shareholder account.

15

Johnson Mutual Funds
Prospectus Dated May 1, 2009

MANAGEMENT OF THE FUNDS

Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247 (“Johnson”) serves as investment adviser to the Funds. In this capacity, Johnson is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio and managing the Funds’ business affairs. Johnson is a Cincinnati-based company that has grown, since its inception in 1965, to become one of the largest independent investment advisory firms in the Cincinnati area. As of December 31, 2008, Johnson has over $3.7 billion of assets under management with services extending to a wide range of clients, including businesses, individuals, foundations, institutions and endowments. Johnson solely provides investment management, through individually managed portfolios, and has no commission-based affiliations from the sale of products. An investment committee of Johnson is responsible for the investment decisions and the day-to-day management of the Funds.

For the fiscal year ended December 31, 2008, the Funds paid the adviser the following fees as a percentage of their average daily net assets (after fee waiver):

Equity Income Fund	0.98%
Growth Fund	0.98%
Dynamic Growth Fund	0.98%
Disciplined Large-Cap Fund	0.98%
Disciplined Mid-Cap Fund	0.98%
Disciplined Small-Cap Fund	0.98%
Realty Fund	0.98%
Fixed Income Fund	0.85%
Municipal Income Fund	0.65%

Effective May 1, 2008, the fee waiver was removed for the Equity Income, Growth, Dynamic Growth, Disciplined Large-Cap, Disciplined Mid-Cap, Disciplined Small-Cap and Realty Funds. The effect of the fee waiver for the period prior to that date was to reduce the actual fees paid to the fees indicated. Without the fee waiver, each of these Funds has a fee of 1.00% of average daily net assets. The applicable management fee waiver remains in effect for the Fixed Income and Municipal Income Funds. The International Fund is obligated to pay the adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of the average daily net assets of the Fund. The adviser has agreed to waive its fee to 1.00% of such assets through April 30, 2010.

A discussion regarding the basis for the approval or renewal of the investment advisory contracts of the Funds (other than the International Fund) by the board of trustees is available in the most recent Semi-Annual Report to Shareholders for the period ended June 30. A discussion regarding the basis for the approval of the investment advisory contract for the International Fund by the board of trustees is available in the most recent Annual Report for the period ended December 31.

16

Johnson Mutual Funds
Prospectus Dated May 1, 2009

PORTFOLIO MANAGERS

The adviser manages each of the Johnson Mutual Fund portfolios with a team of individuals who are responsible for the investment policy, portfolio management and research for the Funds. The chart below shows the team leader and additional team members for each Fund.

Portfolio Manager	Equity Income Fund	Growth Fund	Dynamic Growth Fund	Disciplined Large-Cap Fund	Disciplined Mid-Cap Fund	Disciplined Small-Cap Fund	Realty Fund	International Fund	Fixed Income Fund	Municipal Income Fund
Fred Brink, CFA			•	•	•	•	• •
Dale Coates, CFA		•		•	•	•			•	•
Jeff Cornell, CFA		• •	• •
Jason Jackman, CFA									• •	• •
Bill Jung, CFA	•	•
Brian Kute, CFA	•	•	•	• •	• •	• •	•	• •
Michael Leisring, CFA									•	•
Bret Parrish, CFA	• •	•
Aaron Taylor, CFA				•	•	•		•
Jason Farler, CFA			•					•
Jeroen van Leersum		•
			• • Team Leader				• Team Member

The following describes each of the team members:

Mr. Brink is a CFA charter holder and has been the team leader for the Realty Fund since its inception, and is a team member for the Dynamic Growth Fund, the Disciplined Mid-Cap, Disciplined Small-Cap and Disciplined Large-Cap Funds. Mr. Brink is currently a Portfolio Manager and was previously an Equity Analyst for the adviser. He joined the adviser in June 1997.

Mr. Coates is a CFA charter holder and has been with a member of the Growth, Disciplined Mid-Cap, Fixed Income, Municipal Income, Disciplined Small-Cap and Disciplined Large-Cap Funds teams since the respective inception date for each of these Funds. He is currently Vice President and has been with the adviser in a portfolio management role for the past 20 years.

Mr. Cornell is a CFA charter holder who has been a Portfolio Manager with the adviser since 2001. Mr. Cornell has been the team leader of the Dynamic Growth Fund since its inception, and team leader of the Johnson Growth Fund since November 2006.

Mr. Jackman is a CFA charter holder and has been the team leader of the Johnson Fixed Income Fund and Municipal Income Funds for the past 8 years. Mr. Jackman has been a member of the portfolio management team for these two funds during his entire tenure with the adviser that has spanned 15 years.

Mr. Jung is a CFA charter holder who has been a member of the Growth Fund management team since January 2007, and a member of the Equity Income Fund team since its inception. He is currently an Equity Analyst for the adviser, and has been with the adviser since 2000.

Mr. Kute is a CFA charter holder and has been with the adviser for 14 years. He is currently the Manager of Research for the Adviser. He has had day to day responsibilities with the Johnson Mutual Funds for this entire period. Mr. Kute became the team leader of the Disciplined Mid-Cap Fund in July 2003, and has been the team leader of the Disciplined Small-Cap, Disciplined Large-Cap and International Funds since their inception.

Mr. Leisring is a CFA charter holder who has been with a member of the Portfolio Management teams for the Johnson Fixed Income, Municipal Income and JIC Institutional Funds since July 2003. Mr. Leisring is also currently a Fixed Income Analyst for the adviser and has been in other roles at the adviser since 1999.

Mr. Parrish is a CFA charter holder who has been a Portfolio Manager with the adviser for 6 years. Mr. Parrish is a team member of the Growth Fund and has been the team leader of the Equity Income Fund since its inception.

Mr. Taylor is a CFA charter holder who has been with a member of the Disciplined Mid-Cap Fund management team since July 2003, and has been with a member of the Disciplined Small-Cap, Disciplined Large-Cap and International Funds teams since their inceptions. Mr. Taylor is currently an Equity Analyst and has been in various other roles at the adviser since 1999.

Mr. Farler is a CFA charter holder who has been a member of the Dynamic Growth team since its inception and has been a member of the International Fund team since its inception. He is currently a Portfolio Manager for the adviser and has responsibilities analyzing international equity investments. Mr. Farler has been with the adviser in various portfolio management roles since 2001.

Mr. van Leersum has been a team member of the Growth Fund since 2006. He is also currently an Equity Analyst for the adviser, and has been with the adviser since 1996.

17

Johnson Mutual Funds
Prospectus Dated May 1, 2009

The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the Portfolio Manager and respective ownership in the Funds.

MARKET TIMING DISCLOSURE

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Redemptions are monitored by the Funds’ transfer agent to detect redemptions that occur within a specified time period, and any account in which such activity occurs is monitored for possible market timing activity. The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy applies to all Fund shareholders. While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

OTHER INFORMATION ABOUT INVESTMENTS
JOHNSON MUNICIPAL INCOME FUND

Principal Strategy:

Because the Municipal Income Fund concentrates its investments in the State of Ohio, it is particularly sensitive to political and economic factors affecting Ohio, which could affect the creditworthiness and the value of the securities in the Fund’s portfolio. The Ohio economy, while diversifying more into the service and other non-manufacturing areas, continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Economic problems, including high unemployment, have had and may have varying effects on the different geographic areas of the state and its political subdivisions. In line with national trends, the state has experienced budget issues due to weak revenue results and higher-than-budgeted human service expenditures. Future national, regional or statewide economic difficulties and the resulting impact on state or local government finances generally, could adversely affect the market value of Ohio municipal securities held in the portfolio of the Fund or the ability of particular obligors to make timely payments of debt service on those obligations.

Non-Principal Strategy:

The Municipal Income Fund may invest in fixed income securities which are unrated if the adviser determines that they are of comparable quality to securities rated investment grade. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. In addition, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade securities. If the rating of a security drops below investment grade, the adviser will dispose of the security as soon as practicable (depending on market conditions) unless the adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk.

Non-Principal Strategy of the Equity Income Fund, Growth Fund, Dynamic Growth Fund, the Disciplined Large-Cap Fund, the Disciplined Mid-Cap Fund and the Disciplined Small-Cap Fund:

Each of the applicable Funds expects under normal circumstances to invest no more than 15% of its net assets in American Depository Receipts (ADRs). An ADR is a certificate of ownership issued by a U.S. bank as a convenience to investors instead of the underlying foreign security which the bank holds in custody. In general, foreign investments involve higher risks than U.S. investments. Foreign markets tend to be more volatile than those of the U.S. and bring increased exposure to foreign economic, political and other events that can have a negative effect on the value of issuers in a particular foreign country.

GENERAL

From time to time, any Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments securities of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

The investment objectives and strategies of any Fund may be changed by the board of trustees without shareholder approval.

18

Johnson Mutual Funds
Prospectus Dated May 1, 2009

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial results. Certain information reflects financial results for a single Fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Cohen Fund Audit Services, Ltd. whose report, along with each Fund’s financial statements, are included in the Funds’ annual report, which is available upon request and without charge.

	Beginning NAV $	Net Investment Income (Loss) $	Net Gains (Losses) $	Total Operations $	Distributions from Net Investment Income $		Distributions from Return of Capital $	Distributions from Capital Gains $
Equity Income Fund
2008	18.58	0.16	(5.51)	(5.35)	(0.16)		—	0.00
2007	17.51	0.20	1.65	1.85	(0.20)		—	(0.58)
2006	15.00	0.13	2.52	2.65	(0.13)		—	(0.01)
2005*	0.00	0.00	0.00	0.00	0.00		—	0.00
Growth Fund
2008	26.35	0.17	(9.50)	(9.33)	(0.17)		0.00 (4)	0.00
2007	26.67	0.13	2.86	2.99	(0.13)		0.00	(3.18)
2006	25.43	0.19	2.86	3.05	(0.19)		0.00	(1.62)
2005	24.81	0.14	0.80	0.94	(0.14)		0.00	(0.18)
2004	22.50	0.16	2.32	2.48	(0.17)		0.00	0.00
Dynamic Growth Fund
2008	17.47	(0.01)	(7.35)	(7.36)	0.00		—	0.00
2007	16.81	(0.01)	1.09	1.08	0.00		—	(0.42)
2006	15.00	0.01	1.81	1.82	(0.01)		—	0.00
2005*	0.00	0.00	0.00	0.00	0.00		—	0.00
Disciplined Large-Cap Fund
2008	16.51	0.11	(7.26)	(7.15)	(0.11)		(0.01)	0.00
2007	16.29	0.07	0.62	0.69	(0.07)		—	(0.40)
2006	15.00	0.06	1.29	1.35	(0.06)		—	0.00
2005*	0.00	0.00	0.00	0.00	0.00		—	0.00
Disciplined Mid-Cap Fund
2008	30.70	0.15	(15.22)	(15.07)	(0.15)		(0.03)	0.00
2007	31.83	0.07	2.06	2.13	(0.07)		—	(3.19)
2006	32.53	0.15	3.80	3.95	(0.15)		—	(4.50)
2005	33.14	0.18	3.78	3.96	(0.18)		—	(4.39)
2004	30.12	0.05	6.10	6.15	(0.08)		—	(3.05)
Disciplined Small-Cap Fund
2008	15.82	0.02	(7.32)	(7.30)	(0.02)		(0.01)	0.00
2007	17.52	(0.06)	(1.64)	(1.70)	0.00		—	0.00
2006	15.00	0.00	2.52	2.52	0.00		—	0.00
2005*	0.00	0.00	0.00	0.00	0.00		—	0.00
International Fund
2008**	15.00	(0.01)	1.13	1.12	0.00		—	0.00
Fixed Income Fund
2008	16.12	0.62	0.36	0.98	(0.62)		—	(0.08)
2007	15.79	0.66	0.33	0.99	(0.66)		—	0.00
2006	15.85	0.63	(0.06)	0.57	(0.63)		—	0.00
2005	16.08	0.55	(0.20)	0.35	(0.55)		—	(0.02)
2004	16.32	0.57	(0.21)	0.36	(0.57)		—	(0.03)
Municipal Income
2008	15.98	0.51	0.11	0.62	(0.51	)(2)	—	0.00
2007	15.91	0.55	0.07	0.62	(0.55	)(2)	—	0.00
2006	15.92	0.53	(0.01)	0.52	(0.53	)(2)	—	0.00
2005	16.25	0.54	(0.33)	0.21	(0.54	)(2)	—	0.00
2004	16.49	0.51	(0.23)	0.28	(0.52	)(2)	—	0.00

See footnotes on page 21

19

Johnson Mutual Funds
Prospectus Dated May 1, 2009

	Total Distributions $	NAV End of Period $	Total Return %	Net Assets End of Period Millions $	(1)Ratio of Expenses to Avg Net Assets (After Waiver) %		(1)Ratio of Net Income (Loss) to Avg Net Assets (After Waiver) %		Portfolio Turnover Rate %
Equity Income Fund
2008	(0.16)	13.07	(28.75)	35.14	0.98		1.66		56.47
2007	(0.78)	18.58	10.54	20.97	0.95		1.31		43.50
2006	(0.14)	17.51	17.65	8.69	0.89		1.52		39.41
2005*	0.00	15.00	0.00	0.10	0.00	(3)	0.00		0.00
Growth Fund
2008	(0.17)	16.85	(35.41)	32.56	0.98		0.71		85.40
2007	(3.31)	26.35	11.11	53.05	0.95		0.44		57.24
2006	(1.81)	26.67	11.94	52.64	0.95		0.68		66.18
2005	(0.32)	25.43	3.78	52.83	0.95		0.57		48.25
2004	(0.17)	24.81	11.04	50.16	0.95		0.67		60.39
Dynamic Growth Fund
2008	0.00	10.11	(42.13)	8.74	0.98		(0.11)		77.47
2007	(0.42)	17.47	6.38	11.98	0.95		(0.04)		65.78
2006	(0.01)	16.81	12.15	3.95	0.89		0.12		60.98
2005*	0.00	15.00	0.00	0.10	0.00	(3)	0.00		0.00
Disciplined Large-Cap Fund
2008	(0.12)	9.24	(43.27)	4.71	0.98		0.75		104.11
2007	(0.47)	16.51	4.24	10.50	0.95		0.43		84.61
2006	(0.06)	16.29	8.98	9.60	0.90		0.41		58.83
2005*	0.00	15.00	0.00	3.72	0.00	(3)	0.00		0.00
Disciplined Mid-Cap Fund
2008	(0.18)	15.45	(49.07)	30.91	0.98		0.48		110.80
2007	(3.26)	30.70	6.62	83.56	0.95		0.19		85.16
2006	(4.65)	31.83	12.02	87.73	0.95		0.38		91.16
2005	(4.57)	32.53	11.90	92.69	0.95		0.52		89.43
2004	(3.13)	33.14	20.42	83.86	0.95		0.15		81.33
Disciplined Small-Cap Fund
2008	(0.03)	8.49	(46.17)	5.38	0.98		0.13		169.95
2007	0.00	15.82	(9.70)	9.80	0.95		(0.31)		118.14
2006	0.00	17.52	16.80	10.59	0.89		(0.10)		87.93
2005*	0.00	15.00	0.00	3.51	0.00	(3)	0.00		0.00
International Fund
2008**	0.00	16.12	7.47 (5)	1.78	0.95	(6)	(0.60	)(6)	0.00
Fixed Income Fund
2008	(0.70)	16.40	6.23	118.58	0.85		3.87		23.99
2007	(0.66)	16.12	6.40	104.19	0.85		4.23		12.14
2006	(0.63)	15.79	3.71	83.84	0.85		4.08		35.70
2005	(0.58)	15.85	2.19	69.02	0.85		3.56		32.79
2004	(0.60)	16.08	2.22	55.39	0.85		3.51		36.54
Municipal Income Fund
2008	(0.51)	16.09	3.96	14.90	0.65		3.31		16.95
2007	(0.55)	15.98	3.95	11.47	0.65		3.45		16.08
2006	(0.53)	15.91	3.31	10.87	0.65		3.36		19.45
2005	(0.54)	15.92	1.33	9.51	0.65		3.37		28.58
2004	(0.52)	16.25	1.72	9.14	0.65		3.16		12.77

See footnotes on page 21

20

Johnson Mutual Funds
Prospectus Dated May 1, 2009

	Beginning NAV $	Net Investment Income $	Return of Capital $	Net Gains (Losses) $	Total Operations $
REALTY FUND
2008	16.01	0.28	0.07	(6.31)	(5.96)
2007	23.50	0.46	0.10	(4.57)	(4.01)
2006	18.94	0.39	0.30	5.51	6.20
2005	18.72	0.47	0.27	1.28	2.02
2004	16.36	0.63	0.18	4.38	5.19

	Distributions from Net Investment Income $	Distributions from Capital Gains $	Distributions from ROC $	Total Distributions $	NAV End of Period $
REALTY FUND
2008	(0.28)	(0.35)	(0.12)	(0.75)	9.30
2007	(0.46)	(3.02)	0.00	(3.48)	16.01
2006	(0.39)	(1.25)	0.00	(1.64)	23.50
2005	(0.47)	(1.33)	0.00	(1.80)	18.94
2004	(0.62)	(2.21)	0.00	(2.83)	18.72

	Total Return %	Net Assets End of Period $ Millions	(1)Ratio of Expenses to Avg Net Assets %	Ratio of Net Income to Avg Net Assets %	Portfolio Turnover Rate %
REALTY
2008	(38.47)	6.75	0.98	2.23	3.31
2007	(17.09)	13.45	0.95	1.87	13.73
2006	33.06	21.95	0.95	1.79	10.49
2005	10.95	17.72	0.95	2.46	4.89
2004	32.40	19.43	0.95	3.36	24.88

(1)	Effective May 1, 2008, the fee waiver of 0.05% was removed for the Equity Income, Growth, Dynamic Growth, Disciplined Large-Cap, Disciplined Mid-Cap, Disciplined Small-Cap and Realty Funds, resulting in a 1.00% management fee for these funds. The management fee waiver remains in effect for the Fixed Income and Municipal Income Funds, resulting in net fee expenses of 0.85% for the Fixed Income Fund, and 0.65% for the Municipal Income Fund. The Adviser also intends the contractual fee waiver to be permanent for the International Fund, although the Adviser has the right to remove this fee waiver any time after April 30, 2010. In addition, during 2006 the adviser voluntarily waived additional amounts for the Equity Income Fund, Dynamic Growth Fund, Disciplined Large-Cap Fund and Disciplined Small-Cap Fund. As of December 31, 2008, assuming no waiver of management fee expenses, the ratios would have been: Equity Income Fund: Expenses to Average Net Assets — 1.00% and Net Income to Average Net Assets — 1.64%; Growth Fund: Expenses to Average Net Assets — 1.00% and Net Income to Average Net Assets — 0.69%; Dynamic Growth Fund: Expenses to Average Net Assets — 1.00% and Net Income (Loss) to Average Net Assets — (0.13%); Disciplined Large-Cap Fund: Expenses to Average Net Assets — 1.00% and Net Income to Average Net Assets — 0.73%; Disciplined Mid-Cap Fund: Expenses to Average Net Assets — 1.00% and Net Income to Average Net Assets — 0.46%; Disciplined Small-Cap Fund: Expenses to Average Net Assets — 1.00% and Net Income to Average Net Assets — 0.11%; Realty Fund: Expenses to Average Net Assets — 1.00% and Net Income to Average Net Assets — 2.21%; International Fund: Expenses to Average Net Assets — 1.33% (annualized) and Net Income (Loss) to Average Net Assets — (0.98%) (annualized); Fixed Income Fund: Expenses to Average Net Assets — 1.00% and Net Income to Average Net Assets — 3.72%; Municipal Fund: Expenses to Average Net Assets — 1.00% and Net Income to Average Net Assets — 2.96%.
(2)	All distributions are federally tax exempt.
(3)	The adviser waived the maximum 1.00% management fee to a net fee of 0.00%
(4)	Distributions from return of capital amounted to less than $0.05 per share.
(5)	Not annualized.
(6)	Annualized.
*	Commencement Date December 30, 2005.
**	Commencement Date December 8, 2008.

21

Johnson Mutual Funds
Prospectus Dated May 1, 2009

PRIVACY POLICY

The relationship between Johnson Investment Counsel, our affiliates (Johnson Trust Company and Johnson Mutual Funds) and our clients is the most important asset of our firm. We strive to maintain your trust and confidence, which is an essential aspect of our commitment to protect your personal information to the best of our ability. We believe that our clients value their privacy, and we do not disclose your personal information to anyone unless it is required by law, at your direction, or is necessary to provide you with our services. We have not and will not sell your personal information to anyone.

Johnson Investment Counsel and our affiliates collect and maintain your personal information so that we can better provide investment management and trust services. The types and categories of information that we collect and maintain about you include:

♦	Information we receive from you to open an account or provide investment advice and trust services, such as your home address, telephone number and financial information.
♦	Information we need to service your account, such as trade confirmations, account statements and other financial information.

In order for us to provide investment management and trust services to you, it is sometimes necessary for us to disclose your personal information to outside sources (e.g., brokers, custodians, regulators and tax return preparers).

To fulfill our privacy commitment at Johnson Investment Counsel, we have instituted firm-wide practices to safeguard the information that we maintain about you. These include:

♦	Adopting procedures that put in place physical, electronic and other safeguards to keep your personal information safe.
♦	Limited access to personal information to those employees who need it to perform their job duties.
♦	Requiring third parties that perform services for us to agree by contract to keep your information strictly confidential.
♦	Protecting information of our former clients to the same extent as our current clients.

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Johnson Mutual Funds
Prospectus Dated May 1, 2009

Investment Adviser

Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247

Transfer Agent

Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Custodian

National City Bank
One East Fourth Street
Cincinnati, Ohio 45202

Legal Counsel

Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on the Funds’ policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. Shareholder reports contain management’s discussion of market conditions and investment strategies that significantly affected the Funds’ performance results as of the Funds’ latest semi-annual or annual fiscal year end.

Call the Funds at 513-661-3100 or 800-541-0170 or visit our website at www.johnsoninv.com to request free copies of the SAI and the Funds’ annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-7254

Statement of Additional Information	May 1, 2009

SAI dated May 1, 2009

Johnson Equity Income Fund
Johnson Growth Fund
Johnson Dynamic Growth Fund
Johnson Disciplined Large-Cap Fund
Johnson Disciplined Mid-Cap Fund
Johnson Disciplined Small-Cap Fund
Johnson Realty Fund
Johnson International Fund
Johnson Fixed Income Fund
Johnson Municipal Income Fund

Johnson Mutual Funds Trust
3777 West Fork Road
Cincinnati, OH 45247
(513) 661-3100
(800) 541-0170
FAX (513) 661-4901

This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Johnson Mutual Funds listed above dated May 1, 2009. This SAI incorporates by reference the financial statements and independent auditor’s report in the Trust’s Annual Report to Shareholders for the period ended December 31, 2008 (the “Annual Report”). A free copy of the Prospectus and Annual Report can be obtained by writing the Trust at 3777 West Fork Road, Cincinnati, Ohio 45247, by calling the Trust at 513-661-3100 or 800-541-0170, or by visiting our website at www.johnsoninv.com.

Johnson Mutual Funds	SAI Dated May 1, 2009

DESCRIPTION OF THE TRUST

Johnson Mutual Funds Trust (the “Trust”) is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 30, 1992 (the “Trust Agreement”). The Board of Trustees supervises the business activities of the Trust. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of fourteen series have been authorized. This SAI applies to the following ten series: the Johnson Growth Fund (established September 30, 1992), the Johnson Disciplined Mid-Cap Fund (established February 15, 1994), the Johnson Realty Fund (established November 12, 1997), the Johnson Disciplined Small-Cap Fund (established August 24, 2005), the Johnson Disciplined Large-Cap Fund (established August 24, 2005), the Johnson Dynamic Growth Fund (established August 24, 2005), the Johnson Equity Income Fund (established August 24, 2005), the Johnson Fixed Income Fund (established September 30, 1992) the Johnson International Fund (established August 27, 2008), and the Johnson Municipal Income Fund (established February 14, 1994).   All Funds, except the Municipal Income Fund, are diversified. Johnson Investment Counsel, Inc. serves as investment adviser to the Funds.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the officers of the Trust, subject to the review and approval of the Board of Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Each of the Funds, at its discretion and with shareholder consent, may use securities from a Fund’s portfolio to pay you for your shares, provided that the adviser deems that such a distribution of securities will not adversely affect the Fund’s portfolio. Any such transfer of securities to you will be a taxable event and you may incur certain transaction costs relating to the transfer. Contact the Funds for additional information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

A.	EQUITY SECURITIES
Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, rights, REITs (real estate investment trusts), REOCs (real estate operating companies) and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.  For the purpose of determining whether the Realty Fund has at least 80% of its total assets invested in the real estate industry, the Realty Fund will include a maximum of 5% of its assets invested in securities of companies considered to be real estate related solely because the companies have substantial real estate holdings as part of their operations (and not as investments).

In addition to REITs, the Realty Fund may invest in other real estate related equity securities such as equity securities issued by real estate developers, home-builders and hotels; companies with substantial real estate holdings as an investment, or as part of their operations; and companies whose products and services are directly related to the real estate industry such as building supply manufacturers, mortgage lenders or mortgage servicing companies.

B.	INVESTMENT COMPANY SECURITIES
Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended, (the “1940 Act”) and the Fund's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Under Section 12(d)(1) of the 1940 Act, the Funds may only invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Funds if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Funds and all affiliated persons of the Funds; and (ii) the Funds have not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Funds pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Funds (or the adviser acting on behalf of the Funds) must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security.

C.	EXCHANGE TRADED FUNDS
Each Fund may invest in a range of exchange-traded funds ("ETFs"). ETFs may include, but are not limited to, Standard & Poor’s Depositary Receipts ("SPDRs"), DIAMONDS, SM Nasdaq-100 Index Tracking Stock ("QQQs"), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. Additionally, each Fund may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price Index TM . SPDRs trade on the American Stock Exchange ("AMEX") under the symbol SPY. The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the AMEX under the symbol MDY. DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 of the value of the Dow Index. The DIAMONDS Trust’s shares trade on the AMEX under the symbol DIA. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 Index by holding shares of all the companies on the Index. Shares trade on the AMEX under the symbol QQQ. The iShare products own the stocks in various sector indices, such as the Morgan Stanley Corporate 100 Bond Index. Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investments in other investment companies, see "Investment Company Securities" above.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the adviser believes it is in the Fund's interest to do so. A Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which a Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Funds believe that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

D.	FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. An option on a futures contract obligates the writer, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. Whether a party realizes a gain or loss from futures activities depends upon movements in the underlying security or index. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. Each Fund only invests in futures contracts to the extent it could invest in the underlying instrument directly. The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Risk Factors in Futures Transactions

Liquidity Risk - Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

Correlation Risk - The prices of futures contracts depend primarily on the value of their underlying instruments. As a result, futures prices can diverge from the prices of their underlying instruments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between futures contracts and their underlying instruments also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts.

Margin Requirements

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

•	Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded;
•	May be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM; and
•	Are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business.

SEC Segregation Requirements

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if the Fund "covers" a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

Liquidity Impact of Margin and SEC Segregation Requirements

Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

E.	CORPORATE DEBT SECURITIES
Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper that consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The adviser considers corporate debt securities to be of investment-grade quality if they are rated BBB or higher by Standard & Poor’s Corporation (“S&P”), Baa or higher by Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, determined by the adviser to be of comparable quality. Investment-grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody’s drops below investment-grade, the adviser will dispose of the security as soon as practicable (depending on market conditions) unless the adviser determines, based on its own credit analysis, that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. Each Fund will invest no more than 5% of the value of its net assets in securities that are below investment-grade. If, as a result of a downgrade, a Fund holds more than 5% of the value of its net assets in securities rated below investment-grade, the Fund will take action to reduce the value of such securities below 5%.

F.	FIXED INCOME SECURITIES
Fixed income securities include corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

G.	U.S. GOVERNMENT SECURITIES
U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes and bills, and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities such as securities issued by the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association (FNMA), are supported only by the credit of the agency that issued them and the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are neither insured nor guaranteed by the U.S. government.

H.	MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return.

I.	COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)
CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

J.	ZERO COUPON AND PAY-IN-KIND BONDS
Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value. Certain types of CMOs pay no interest for a period of time and, therefore, present risks similar to zero coupon bonds.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could at times be required to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

K.	FINANCIAL SERVICE INDUSTRY OBLIGATIONS
Financial service industry obligations include among others, the following:

1.   Certificates of Deposit - Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.
2.   Time Deposits - Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.
3.   Bankers’ Acceptances - Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

L.	ASSET-BACKED AND RECEIVABLE-BACKED SECURITIES
Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals and the certificate holder generally has not recourse against the entity that originated the loans. The underlying loans are subject to prepayments that shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments—if a security were trading at a premium, its total return would be lowered by prepayments and if a security were trading at a discount, its total return would be increased by prepayments. No Fund will invest more than 5% of its net assets in asset-backed or receivable-backed securities.

M.	FORWARD COMMITMENTS AND REVERSE REPURCHASE AGREEMENTS
Each Fund will direct its Custodian to place cash or U.S. government obligations in a separate account of the Trust in an amount equal to the commitments of the Fund to purchase or repurchase securities as a result of its forward commitment or reverse repurchase agreement obligations. With respect to forward commitments to sell securities, the Trust will direct its Custodian to place the securities in a separate account. When a separate account is maintained in connection with forward commitment transactions to purchase securities or reverse repurchase agreements, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund’s commitments to purchase or repurchase securities. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions. Reverse repurchase agreements constitute a borrowing by the Fund and will not represent more than 5% of the net assets of either Fund. No Fund will invest more than 25% of its total assets in forward commitments.

Securities purchased on a forward commitment basis, securities subject to reverse repurchase agreements and the securities held in each Fund’s portfolio are subject to changes in market value based on the public’s perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way—i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, the Fund remains substantially fully invested at the same time that it has purchases securities on a forward commitment basis or entered into reverse repurchase transactions, there will be a possibility that the market value of the Fund’s assets will have greater fluctuation.

With respect to 75% of the total assets of each Fund, the value of the Fund’s commitments to purchase or repurchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund’s total assets at the time the commitment to purchase or repurchase such securities is made; provided, however, that this restriction does not apply to U.S. government obligations or repurchase agreements with respect thereto. In addition, each Fund will maintain an asset coverage of 300% for all of its borrowings and reverse repurchase agreements. Subject to the foregoing restrictions, there is no limit on the percentage of the Fund’s total assets that may be committed to such purchases or repurchases.

N.	RESTRICTED SECURITIES
Restricted securities are securities of which the resale is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. No Fund will invest more than 5% of its net assets in restricted securities.

O.	OPTION TRANSACTIONS
Each Fund may engage in option transactions involving individual securities and market indices and engage in related closing transactions. An option involves either (1) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (2) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted, but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted and, in return, the seller of such an option is obligated to make the payment. The Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a loss. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option (a closing transaction). The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying index in relation to the exercise price of the option, the volatility of the underlying index, and the time remaining until the expiration date. Options are traded on organized exchanges and in the over-the-counter market. Options on securities that the Fund sells (writes) will be covered or secured, which means that it will own the underlying security in the case of a call option. When a Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. Each Fund may purchase put and call options on individual securities and on stock indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund’s securities or securities the Fund intends to buy. Each Fund may also sell put and call options in closing transactions.

The purchase and writing of options involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the fund losing a greater percentage of its investment than if the transaction was effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written.

P.	LOANS OF PORTFOLIO SECURITIES
Each Fund may make short- and long-term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the adviser in response to requests of broker-dealers or institutional investors that the adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter that the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund’s net assets.

Q.	FOREIGN SECURITIES
The Growth Fund, the Disciplined Mid-Cap Fund, the Dynamic Growth Fund, the Equity Income Fund, the Disciplined Large-Cap Fund, and the Disciplined Small-Cap Fund may invest in foreign equity securities through the purchase of American Depository Receipts. American Depository Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares that it holds in custody. These Funds may also invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the adviser to be comparable in quality to investment-grade domestic securities. None of the Funds will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 30% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

R.	REPURCHASE AGREEMENTS
A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a U.S. government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust’s custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the adviser (subject to review by the Board of Trustees) to be creditworthy. The adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions, and a Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

S.	WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS
Each Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may enter into such forward commitments if it holds and maintains until the settlement date in a separate account at the Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. The Funds will not invest more than 25% of their respective total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in a Fund’s share price and yield. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to the settlement if the adviser deems it appropriate to do so.

T.	SHORT SALES
Each Fund, except the Realty Fund, may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases.  The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed security.  Until the Fund closes the short position, a Fund will be required to maintain a segregated account with the Fund’s custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales).  The assets in the segregated account are marked to market daily.  The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund's potential loss on a short sale.  Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

The Funds will not effect short sales of securities unless they own or have the right to obtain securities equivalent in-kind and amount to the securities sold short.  A Fund may sell short a security that it owns because it does not want to close out its position in the security for tax or other reasons.

U.	MUNICIPAL SECURITIES
Municipal securities are long- and short-term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and generally exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities, or the financing of privately owned or operated facilities. Municipal securities consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper. Municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes. The Funds may invest in other municipal securities such as variable rate demand instruments.

The two principal classifications of municipal securities are “general obligations” and “revenue” bonds. General obligation bonds are backed by the issuer’s full credit and to the extent of its taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility and, therefore, investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest. As industrial development authorities may be backed only by the assets and revenues of non-governmental users, the Fund will not invest more than 5% of its assets in securities backed by non-government backed securities in the same industry.

The adviser considers municipal securities to be of investment-grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody’s or, if unrated, determined by the adviser to be of comparable quality. Investment-grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody’s drops below investment-grade, the adviser will dispose of the security as soon as practicable (depending on market conditions) unless the adviser determines, based on its own credit analysis, that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. No Fund will invest more than 5% of the value of its net assets in securities that are below investment-grade. If, as a result of a downgrade, a Fund holds more than 5% of the value of its net assets in securities rated below investment-grade, the Fund will take action to reduce the value of such securities below 5%.

As the Municipal Income Fund concentrates its investments in the State of Ohio, it is particularly sensitive to political and economic factors affecting Ohio that could affect the creditworthiness and the value of the securities in the Fund’s portfolio. The Ohio economy, while diversifying more into the service and other non-manufacturing areas, continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Economic problems, including high unemployment, have had and may have varying effects on the different geographic areas of the state and its political subdivisions. Future national, regional or statewide economic difficulties and the resulting impact on state or local government finances generally, could adversely affect the market value of Ohio municipal securities held in the portfolio of the Fund or the ability of particular obligors to make timely payments of debt service on those obligations.

INVESTMENT LIMITATIONS

A.	FUNDAMENTAL
The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”)—i.e., they may not be changed without the affirmative vote of majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of the Trust (or of any series) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable series) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or applicable series) are present or represented at such meeting, or (2) more than 50% of the outstanding shares of the Trust (or the applicable series). Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.   Borrowing Money - The Funds will not borrow money except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund, or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.
2.   Senior Securities - The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff, and (b) as described in the Prospectus and this Statement of Additional Information.
3.   Underwriting - The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.   Real Estate - The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-backed securities or investing in companies engaged in the real estate business.
5.   Commodities - The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by commodities.
6.   Loans - The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.
7.   Concentration - A Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as the date of consummation.

B.	NON-FUNDAMENTAL

The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental.

1.   Pledging - The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangement with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.
2.   Borrowing - The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.
3.   Margin Purchases - The Funds will not purchase securities or evidences of interest thereon on “margin”. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchase and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.
4.   Short Sales - The Funds will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short.
5.   Options - The Funds will not purchase or sell puts, calls, options or straddles except as described in the Prospectus and this Statement of Additional Information.
6.   Illiquid Investments - A Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.
7.   Eighty Percent Investment Policy - Under normal circumstances, at least 80% of the respective Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested as follows: Disciplined Mid-Cap Fund, equity securities of medium sized companies; Realty Fund, equity securities of companies in the real estate industry; Disciplined Large-Cap Fund, equity securities of large-sized U.S. companies; Disciplined Small-Cap Fund, equity securities of small-sized companies; Fixed Income Fund, fixed income securities; and Municipal Income Fund, municipal securities. None of these Funds will change this policy unless the Fund’s shareholders are provided with at least sixty days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: “Important Notice Regarding Change in Investment Policy”. The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund’s shareholders.

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and Officers of the Trust is provided below. Trustees who are not deemed to be interested persons of the Trust, as defined in the 1940 Act, are referred to as Independent Trustees. Trustees who are deemed to be “interested persons” of the Trust are referred to as Interested Trustees. Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns or is removed.

NAME, ADDRESS AND AGE	CURRENT POSITION HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS OVERSEEN	OTHER DIRECTORSHIPS HELD
Interested Trustee
Timothy E. Johnson (66)* 3777 West Fork Road Cincinnati, Ohio 45247	President and Trustee	Since 1992	President and Director of Johnson Investment Counsel, Inc., the Trust’s Adviser, and Professor of Finance at the University of Cincinnati	14	Director, Kendle International, Inc.
Independent Trustees
Ronald H. McSwain (66) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	President of McSwain Carpets, Inc. until 2001; partner of P&R Realty, a real estate development partnership since 1984	14	None
James J. Berrens (43) 3777 West Fork Rd Cincinnati, OH 45247	Trustee	Since 2006	Controller of MSA Inc. since 2006; Audit Manager of Grear & Company from 2001 to 2005	14	None
John R. Green (66) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 2006	Retired from The Procter & Gamble Company	14	None
Kenneth S. Shull (79) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	Retired plant engineer at The Procter & Gamble Company	14	None
Officers
Dale H. Coates (50) 3777 West Fork Road Cincinnati, Ohio 45247	Vice President	Since 1992	Portfolio Manager of the Trust’s Adviser	N/A	N/A
Marc E. Figgins (45) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Financial Officer and Treasurer	Since 2002	Mutual Funds Manager for Johnson Financial, Inc.	N/A	N/A
Scott J. Bischoff (43) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Compliance Officer	Since 2005	Operations Manager of the Trust’s Adviser	N/A	N/A
Jennifer J. Kelhoffer (37) 3777 West Fork Road Cincinnati, Ohio 45247	Secretary	Since 2007
Client Services and Compliance Associate for Johnson Investment Counsel, Inc. since March 2006; Chief Compliance Officer of the Analysts Investment Trust from Oct. 2004 to Sept. 2006; Broker Dealer Manager for Equity Analysts Inc. from January 2002 to October 2005
				N/A	N/A

*Mr. Johnson is an interested person of the Trust because he is a director, officer and employee of the Trust’s adviser and an officer of the Trust.

The Board currently has an Audit Committee and a Nominating Committee. Each committee consists of all independent trustees. The Audit Committee met twice during the fiscal year ended December 31, 2008. The Nominating Committee met once during the fiscal year ended December 31, 2008. The primary purpose of the Audit Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls, as required by the statutes and regulations administered by the Securities and Exchange Commission, including the 1940 Act. The functions of the Nominating Committee are to oversee the nomination and selection of the Trustees.

The dollar ranges of securities beneficially owned by the Trustees in each Fund and in the Trust as of December 31, 2008, are as follows:

	Timothy E. Johnson	Ronald H. McSwain	Kenneth S. Shull	James Berrens	John Green
Growth Fund	Over $100,000	None	None	$1 - $10,000	None
Disciplined Mid-Cap Fund	Over $100,000	$50,001-$100,000	$10,001 - $50,000	$1 - $10,000	None
Realty Fund	Over $100,000	None	None	None	None
Disciplined Small-Cap Fund	Over $100,000	$10,001 - $50,000	None	None	None
Disciplined Large-Cap Fund	Over $100,000	$10,001 - $50,000	None	None	None
Dynamic Growth Fund	Over $100,000	$10,001 - $50,000	None	None	$10,001 - $50,000
Equity Income Fund	Over $100,000	$10,001 - $50,000	None	None	$10,001 - $50,000
International Fund	$10,001 - $50,000	None
Fixed Income Fund	Over $100,000	$50,001-$100,000	None	$10,001 - $50,000	None
Municipal Fund	None	None	None	None	None

Aggregate Dollar Range of Equity Securities Held in All Johnson Mutual Funds	Over $100,000	Over $100,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

The compensation paid to the Trustees of the Trust for the year ended December 31, 2008 is set forth in the following table:
NAME OF TRUSTEE	TOTAL COMPENSATION FROM TRUST (THE TRUST IS NOT IN A FUND COMPLEX)[1]
Timothy E. Johnson	$0
Ronald H. McSwain	$8,750
Kenneth S. Shull	$8,750
James Berrens	$8,750
John Green	$8,750
1 Trustee fees are Trust expenses. However, because the Management Agreement obligates the adviser to pay all of the operating expenses of the Trust (with limited exceptions), the adviser makes the actual payment.
As of March 31, 2009, the following persons may be deemed to beneficially own five percent (5%) or more of the outstanding shares of each of the Funds:

EQUITY INCOME FUND
Client accounts held at Johnson Investment Counsel, Inc., with full advisory discretion:  65.10%
Johnson Investment Counsel Profit Sharing Plans:  7.59%

GROWTH FUND
Client accounts held at Johnson Investment Counsel, Inc., with full advisory discretion:  18.39%
Johnson Investment Counsel Profit Sharing Plans:  8.32%
Timothy E. Johnson:  13.61%

DYNAMIC GROWTH FUND
Client accounts held at Johnson Investment Counsel, Inc., with full advisory discretion:  38.21%
Johnson Investment Counsel Profit Sharing Plans:  12.48%
Timothy E. Johnson:  13.74%

DISCIPLINED LARGE-CAP FUND
Client accounts held at Johnson Investment Counsel, Inc., with full advisory discretion:  14.66%
Johnson Investment Counsel Profit Sharing Plans:  10.88%
Timothy E. Johnson:  52.57%

DISCIPLINED MID-CAP FUND
Client accounts held at Johnson Investment Counsel, Inc., with full advisory discretion: 64.35%
Timothy E. Johnson:  15.90%

DISCIPLINED SMALL-CAP FUND
Client accounts held at Johnson Investment Counsel, Inc., with full advisory discretion:  11.16%
Johnson Investment Counsel Profit Sharing Plans:  8.05%
Timothy E. Johnson:  65.70%

REALTY FUND
Client accounts held at Johnson Investment Counsel, Inc., with full advisory discretion:  24.94%
Johnson Investment Counsel Profit Sharing Plans:  5.15%
Timothy E. Johnson:  49.88%
INTERNATIONAL FUND
Client accounts held at Johnson Investment Counsel, Inc., with full advisory discretion:  37.34%
Timothy E. Johnson:  11.28%

FIXED INCOME FUND
Client accounts held at Johnson Investment Counsel, Inc., with full advisory discretion:  79.07%

MUNICIPAL INCOME FUND
Client accounts held at Johnson Investment Counsel, Inc., with full advisory discretion:  95.42%

The officers and Trustees as a group beneficially owned as of March 31, 2009, the following percent of the outstanding shares of each of the Funds:

Equity Income Fund	6.06%
Growth Fund	19.67%
Dynamic Growth Fund	35.43%
Disciplined Large-Cap Fund	63.11%
Disciplined Mid-Cap Fund	4.98%
Disciplined Small-Cap Fund	54.94%
Realty Fund	57.63%
International Fund	13.96%
Fixed Income Fund	3.96%
Municipal Income Fund	0.00%

SHAREHOLDER RIGHTS - Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he/she owns and fractional votes for fractional shares he/she owns. All shares of a Fund have equal voting rights and liquidation rights.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2008, the Johnson Investment Counsel, Inc. Profit Sharing/401k Plan, discretionary advisory accounts of Johnson Investment Counsel, Inc. and other accounts that officers and/or employees of Johnson Investment Counsel, Inc. may control may be deemed to own in the aggregate more than 25% of the shares of the Equity Income Fund, Dynamic Growth Fund, Disciplined Mid-Cap Fund, the Realty Fund, International Fund, the Fixed Income Fund and the Municipal Income Fund, and, as a result, may be deemed to control these Funds.  As of March 31, 2009, Timothy E. Johnson may be deemed to own in the aggregate more than 25% of the shares of the Disciplined Large-Cap, Disciplined Small-Cap, and Realty Funds, and as a result, may be deemed to control these Funds.

THE INVESTMENT ADVISER

The Trust’s investment adviser is Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247. Timothy E. Johnson may be deemed to be a controlling person and an affiliate of the adviser due to his ownership of its shares and his position as the President and director of the adviser. Mr. Johnson, because of such affiliation, may receive benefits from the management fees paid to the adviser.

Under the terms of the Management Agreement, the adviser manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except brokerage fees and commissions, taxes, interest, expenses that the Fund is authorized to pay pursuant to Rule 12b-1 and extraordinary expenses. As compensation for its management services and agreement to pay the Funds’ expenses, the Funds are obligated to pay the adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  However, the adviser has committed to waive its fee to 0.85% of such assets for the Fixed Income Fund and 0.65% of such assets for the Municipal Income Fund. The fee for the International Fund is 1.40% of the average daily net assets of the Fund.  However, the adviser has committed to waive its fee to 1.00% of such assets for the International Fund.  The adviser intends that these fee limitations will be permanent, although the adviser reserves the right to remove them at any time after April 30, 2010.

For the fiscal periods indicated below, the following advisory fees, net of fee waivers, were paid:

	Equity Income Fund	Growth Fund	Dynamic Growth Fund	Disciplined Large-Cap Fund	Disciplined Mid-Cap Fund	Disciplined Small-Cap Fund	Realty Fund	International Fund	Fixed Income Fund	Municipal Income Fund
2008	$258,641	$448,588	$114,604	$78,001	$643,545	$77,728	$110,574	$969	$936,984	$85,613
2007	$154,311	$502,871	$97,645	$101,079	$858,825	$105,756	$180,990	$0.00	$792,026	$70,116
2006	$36,013	$494,550	$21,113	$73,296	$883,449	$58,833	$187,807	$0.00	$637,456	$66,758

Fee waivers that otherwise would have been payable to the adviser by the Funds respectively:

	Equity Income Fund	Growth Fund	Dynamic Growth Fund	Disciplined Large-Cap Fund	Disciplined Mid-Cap Fund	Disciplined Small-Cap Fund	Realty Fund	International Fund	Fixed Income Fund	Municipal Income Fund
2008	$3,907	$8,133	$1,922	$1,462	$12,400	$1,412	$2,084	$388	$165,350	$46,099
2007	$8,122	$26,467	$5,139	$5,320	$45,201	$5,566	$9,526	$0.00	$139,769	$37,755
2006	$4,599	$26,029	$2,628	$8,286	$46,497	$6,908	$9,885	$0.00	$112,492	$35,947

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the adviser is responsible for the Trust’s portfolio decisions and the placing of the Trust’s portfolio transactions. In placing portfolio transactions, the adviser seeks the best qualitative execution for the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The adviser may not take into account the sale of Fund shares by a broker in allocating brokerage transactions. However, the adviser may place portfolio transactions with brokers or dealers that promote or sell the applicable Fund's shares so long as such placements are made pursuant to policies approved by the Board of Directors that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Trust and/or the other accounts over which the adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Trust effects securities transactions may also be used by the adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the adviser in connection with its services to the Trust. Although research services and other information are useful to the Trust and the adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the adviser that the review and study of the research and other information will not reduce the overall cost to the adviser of performing its duties to the Trust under the Management Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to market makers may include the spread between the bid and asked prices.

To the extent that the Trust and another of the adviser’s clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated using the following rules:

A. All client accounts would have their entire order filled or receive no shares at all, unless the account’s purchase would exceed $50,000. In that case, filling part of the order for that account would be acceptable.

B. The orders would be filled beginning with the account least invested in that security type, relative to its goal, and proceed through the list with the last order filled for the account most invested in that security type, relative to its goal.

Based on rule A, some accounts may be skipped to meet the exact number of shares purchased. For the sale of a security, the orders would be filled beginning with the most fully invested account moving to the least fully invested.

The Trust and the adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

The prices (net asset values) of the shares of each Fund is determined as of 4:00 p.m. Eastern time on each day the Trust is open for business, on day’s when shareholders exist for the fund, and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust uses Thomson Financial and Interactive Data Corporation to price portfolio securities. The Board of Trustees periodically reviews the pricing services used by the Trust.

Equity securities are valued at their market value when reliable market quotations are readily available.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded on NASDAQ are generally valued by the pricing service at the NASDAQ Official Closing Price.  When reliable market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

For additional information about the methods used to determine the net asset value (share price), see “Share Price Calculation” in the Prospectus.

TAXES

Each Fund has qualified, and intends to continue to qualify, under Subchapter M of the Internal Revenue Code. By so qualifying, no Fund will be liable for federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to shareholders. Each Fund is required by federal law to withhold and remit to the U.S. Treasury a portion (30%) of the dividend income and capital gains distributions of any account unless the shareholder provides a taxpayer identification number and certifies that the taxpayer identification number is correct and that the shareholder is not subject to backup withholding.

To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2008, the following Funds identified net realized capital loss carryforwards:  the Disciplined Small-Cap Fund had accumulated net realized capital loss carryovers of ($63,465) expiring in 2014, ($180,780) expiring in 2015 and ($1,493,333) expiring in 2016;  the Municipal Income Fund had accumulated net realized capital loss carryovers of ($159) expiring in 2015;  the Equity Income Fund had accumulated net realized capital loss carryovers of ($1,257,382) expiring in 2016;  the Growth Fund had accumulated net realized capital loss carryovers of ($120,124) expiring in 2016;  the Dynamic Growth Fund had accumulated net realized capital loss carryovers of ($603,249) expiring in 2016;  the Disciplined Large-Cap Fund had accumulated net realized capital loss carryovers of ($787,126) expiring in 2016;  and the Disciplined Mid-Cap Fund had accumulated net realized capital loss carryovers of ($7,419,096) expiring in 2016.  As of December 31, 2008, the Fixed Income Fund utilized prior year capital loss carryovers of ($117,614).  To the extent that these Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers and may not be distributed.

DISTRIBUTION PLAN

The Equity Income Fund, the Dynamic Growth Fund, the Disciplined Large-Cap Fund and the Disciplined Small-Cap Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), however, the Plan has not been activated and each Fund has no present intention to activate the Plan. The Plan permits each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund is 0.25% of its average daily net assets.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Trustees expect that the Plan could significantly enhance each Fund’s ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

The Plan has been approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable Fund. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the adviser. The adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the adviser or an affiliated person of the adviser. In such a case, the Trust’s policy requires that the adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

The adviser’s proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information. The adviser has engaged Investor Responsibility Research Center (IRRC) to vote the Funds’ proxies in accordance with the adviser’s policies and procedures.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (513) 661-3100 or toll free at (800) 541-0170; and (ii) from the Trust’s documents filed with the SEC’s website at www.sec.gov .   In addition, you may obtain a copy of the Trust’s proxy voting policies by call (513) 661-3100 or toll free at (800) 541-0170.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds are required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Funds release portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Funds. These third party servicing agents include the adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian, each of which is described in this SAI. Additionally, the Funds may release portfolio holdings to third party rating agencies and data reporting platforms (currently Lipper and Morningstar) on a periodic basis. The Funds also may disclose portfolio holdings, as needed, to the Funds’ auditors, proxy voting services (if applicable), pricing services and legal counsel, each of which is described in the prospectus or in this SAI. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Except as described above, the Funds are prohibited from entering into any arrangements with any person to make available information about the Funds’ portfolio holdings without the specific approval of the Board. The adviser must submit any proposed arrangement pursuant to which the adviser intends to disclose the Funds’ portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the adviser and any affiliated persons of the adviser are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

PORTFOLIO MANAGERS

The Johnson Mutual Funds are managed with a team approach. The following charts indicate the individuals involved with the day to day portfolio management of each of the Johnson Mutual Funds and a description of their experience. Also included in the chart is a dollar range of equity securities held in the Funds as of March 31, 2009.
Portfolio Manager	Participation on Teams	Length of Service in Years	Business Experience	Dollar Range of Equity Securities Held in Funds
Fred Brink	Realty, Disciplined Mid-Cap, Disciplined Small-Cap, Disciplined Large-Cap	12	Team Leader for the Realty Fund; Chartered Financial Analyst (“CFA”), 1999; Equity Analyst for the adviser since June, 1997.	Realty – None Disciplined Mid-Cap - $10,001 to $50,000 Disciplined Small-Cap - $10,001 to $50,000 Disciplined Large-Cap - $10,001 to $50,000 Dynamic Growth - $10,001 to $50,000
Dale Coates	Growth, Disciplined Mid-Cap, Disciplined Small-Cap, Disciplined Large-Cap, Fixed Income, Municipal Income	20	CFA, 1999; Vice President and Portfolio Manger of the adviser since February, 1989.
Growth –
$100,001 to $500,000
Disciplined Mid-Cap - $50,001 to $100,000
Disciplined Small-Cap - $10,001 to $50,000
Disciplined Large-Cap - None
Fixed Income –
$100,001 to $500,000
Municipal Income - None

Jeff Cornell	Growth, Dynamic Growth	8	Team Leader for the Growth Fund and the Dynamic Growth Fund; Portfolio Manager of the adviser since May, 2001; CFA, 1998.	Growth – $50,001 to $100,000 Dynamic Growth - $50,001 to $100,000
Jason Jackman	Fixed Income, Municipal Income	15	Team Leader for the Fixed Income and Municipal Income Funds; CFA, 1998; Portfolio Manager for the adviser since August, 1993.	Fixed Income – $50,001 to $100,000 Municipal Income – None

Brian Kute	Growth, Disciplined Mid-Cap, Realty, Disciplined Small-Cap, Disciplined Large-Cap, Dynamic Growth, Equity Income, International	15	Team Leader for Disciplined Mid-Cap Fund, Disciplined Small-Cap Fund and the Disciplined Large-Cap Fund; CFA, 1999; Manager of Research for the adviser since March, 2003.
Growth –
$10,001 to $50,000
Disciplined Mid-Cap—
$50,001 to $100,000
Realty - None
Disciplined Small-Cap -
$10,001 to $50,000
Disciplined Large-Cap - $10,001 to $50,000
Dynamic Growth -
$1 to $10,000
Equity Income – None
International - $1 to $10,000

Michael Leisring	Fixed Income, Municipal Income	10	CFA, 2002; Fixed Income Analyst for the adviser since June, 2003; Portfolio Manager Assistant for the adviser March, 1999 to June, 2003.	Fixed Income – $10,001 to $50,000 Municipal Income – $10,001 to $50,000
Bret Parrish	Growth, Equity Income	8	Team Leader for the Equity Income Fund; CFA, 1998; Portfolio Manager of the adviser since 2001.	Growth – None Equity Income – Over $500,000
Aaron Taylor	Disciplined Mid-Cap, Disciplined Small-Cap, Disciplined Large-Cap, International	10	CFA, 2004; Equity Analyst of the adviser since 2005; Research Assistant of the adviser from April, 1999 to February, 2005.	Disciplined Mid-Cap - $1 to $10,000 Disciplined Small-Cap - None Disciplined Large-Cap - $1 to $10,000 International - $1 to $10,000
Jeroen van Leersum	Growth	13	Equity Analyst of the adviser since 1999.	Growth – $10,001 to $50,000
Jason Farler	International, Dynamic Growth	8	CFA, 2005; Portfolio Management roles at the adviser since 2001.	Dynamic Growth - $1 to $10,000 International - None
Bill Jung	Growth, Equity Income	9	CFA, 2003; Associate Portfolio Manager of adviser since 2004; Portfolio Manager Assistant of adviser 2000 to 2004.	Growth – None Equity Income – $50,001 to $100,000

The following table discloses the number of accounts and other registered investment companies (RIC) managed by the portfolio manager team member and the total assets managed within the accounts and RICs.  The adviser does not receive any performance based fees.

Team Member	Number of RIC Accounts	Total RIC Assets	Number of Other Accounts Managed	Total Assets of Other Accounts Managed
Fred Brink			7	$4,854,362
Dale Coates	4	$180,467,947	44	$270,624,715
Jeff Cornell			71	$88,803,567
Jason Jackman	4	$180,467,947	11	$355,714,136
Brian Kute			1	$128,000
Michael Leisring	4	$180,467,947	1	$72,000
Bret Parrish			108	$283,181,773
Aaron Taylor			1	$60,000
Jeroen van Leersum			1	$165,000
Jason Farler			69	$68,811,757
Bill Jung			1	$60,000

The adviser believes that there are currently no material conflicts of interest between the management of the Funds and the accounts described above. Purchases and redemptions to the accounts are processed with an allocation program that does not permit any discrimination to either the Fund accounts or the accounts described above.

Each of the team members are compensated for their services by the adviser. Compensation consists of a salary, incentive compensation, and retirement plan contributions by the adviser. The salary for each team member is fixed. The incentive compensation structure provides additional compensation to the portfolio management team member if the Funds and accounts described in the table meet certain performance criteria versus the established benchmarks on a pretax basis. The benchmarks are measured on a one and three year basis. Portfolio management team members are also eligible for participation in a Defined Contribution Plan which provides retirement contributions based on a percent of salary which is applied to all employees of the adviser and its affiliates.

CUSTODIAN

National City Bank, through its subsidiary Allegiant Asset Management Group , One East Fourth Street, Cincinnati, Ohio 45202, is the current custodian of the Funds’ investments. The Custodian acts as each Fund’s depository, holds its portfolio securities in safekeeping, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties.

FUND SERVICES

Johnson Financial, Inc. (“JFI”), 3777 West Fork Road, Cincinnati, Ohio 45247, acts as the Funds’ transfer agent. A Trustee and four officers of the Trust are members of management and/or employees of JFI. JFI maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For the services as transfer agent, JFI received from the adviser (not the Funds) an annual fee of $168,000 for the fiscal year ended December 31, 2006, an annual fee of  $247,000 for each of the fiscal years ended December 31, 2007 and 2008 in the aggregate for all Funds of the Trust.

In addition, JFI provides fund accounting services to each Fund, including maintaining each Fund’s accounts, books and records, calculating net asset value per share and distributions, and providing reports and other accounting services. For the services as fund accountant, JFI received from the adviser (not the Funds) an annual fee of $144,000 for the fiscal year ended December 31, 2006, and an annual fee of $221,000 for each of the fiscal years ended December 31, 2007 and 2008, in the aggregate for all Funds of the Trust.

JFI also provides the Funds with administrative services to each Fund and the Trust, including all compliance, regulatory reporting and necessary office equipment, personnel and facilities. For its services as fund administrator, JFI received from the adviser (not the Funds) an annual fee of $264,000 for the fiscal year ended December 31, 2006, and an annual fee of $338,000 for each of the fiscal years ended December 31, 2007 and 2008, in the aggregate for all Funds of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio has been selected as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2009. Cohen Fund Audit Services, Ltd. performs an annual audit of the Trust’s financial statements and provides financial, tax and accounting consulting services as requested.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm, required to be included in this Statement of Additional Information, are incorporated herein by reference to the Trust’s Annual Report to shareholders for the period ended December 31, 2008. The Funds will provide the Annual Report without charge at written request or request by telephone.

EXHIBIT A
ADVISER’S PROXY VOTING GUIDELINES

OVERVIEW

The following polices are guidelines in voting the proxies.

Generally, the adviser favors proposals that protect and enhance the rights of shareholders as a class and disapprove policies that favor individual shareholders or groups of shareholders at the expense of others. The adviser will vote for some proposals of management if management is acting in the best interests of its stockholders.

Any reference to granting powers to individuals giving them power of substitution in voting the proxy will be stricken out of the proxy unless the account owning the securities has provisions for substitution in its governing instrument. In that case, the individual voting the proxy will determine the advisability of striking or returning the substitution authority.

A record is to be maintained of the date it was voted and how it was voted.

JOHNSON INVESTMENTS COUNSEL, INC.’S (THE ADVISER) POLICY ON THE FOLLOWING ISSUES ARE:

ELECT DIRECTORS IS TO:
WITHHOLD votes from director nominees IF 1% or more of directors serving on the nominating committee are employees or have ties.
WITHHOLD from any director nominee attending less than 75% of the board and committee meetings during the previous fiscal year.
WITHHOLD votes from director nominees IF 1% or more of directors serving on the compensation committee are employees or have ties.
WITHHOLD votes from director nominees IF 1% or more of directors serving on the audit committee are employees or have ties.

RATIFY SELECTION OF AUDITORS

·	Vote AGAINST IF the previous auditor was dismissed because of a disagreement with the company.

APPROVE NAME CHANGE
·	Always vote FOR a management proposal to change the company name.
APPROVE OTHER BUSINESS
·	Always vote FOR a management proposal to approve other business.
ADJOURN MEETING
·	Always vote FOR a management proposal to adjourn the meeting.
APPROVE TECHNICAL AMENDMENTS
·	Always vote FOR a management proposal to make technical amendments to the charter and/or bylaws.
APPROVE FINANCIAL STATEMENTS
·	Always vote FOR a management proposal to approve financial statements.
INCREASE AUTHORIZED COMMON STOCK
·	Vote AGAINST IF the increase is NOT intended to effect a merger, stock split, recapitalization or other reorganization.
·	Vote AGAINST IF the dilution represents more than 125% of current authorized shares.
DECREASE AUTHORIZED COMMON STOCK
·	Always vote FOR a management proposal to decrease authorized common stock.
AMEND AUTHORIZED COMMON STOCK
·	Always vote FOR a management proposal to amend authorized common stock.

APPROVE COMMON STOCK ISSUANCE
Vote AGAINST IF the dilution represents more than 25% of current outstanding voting power before the stock issuance.
·	Vote AGAINST IF the issued common stock has superior voting rights.
APPROVE ISSUANCE OR EXERCISE OF STOCK WARRANTS
·	Vote AGAINST IF the warrants, when exercised, would exceed 25% of the outstanding voting power.
AUTHORIZE PREFERRED STOCK
·	Vote AGAINST IF the board has unlimited rights to set the terms and conditions of the shares.
INCREASE AUTHORIZED PREFERRED STOCK
·	Vote AGAINST IF the board has unlimited rights to set the terms and conditions of the shares.
DECREASE AUTHORIZED PREFERRED STOCK
·	Always vote FOR a management proposal to decrease authorized preferred stock.
CANCEL SERIES OF PREFERRED STOCK
·	Always vote FOR a management proposal to cancel a class or series of preferred stock.
AMEND AUTHORIZED PREFERRED STOCK
·	Always vote FOR a management proposal to amend preferred stock.
APPROVE ISSUANCE OR CONVERSION OF PREFERRED STOCK
·	Vote AGAINST IF the dilution represents more than 25% of the total voting power.
·	Vote AGAINST IF the shares have voting rights superior to those of other shareholders.
ELIMINATE PREEMPTIVE RIGHTS
·	Always vote AGAINST a management proposal to eliminate preemptive rights.
RESTORE PREEMPTIVE RIGHTS
·	Always vote FOR a management proposal to create or restore preemptive rights.
AUTHORIZE DUAL CLASS STOCK
·	Vote AGAINST IF the shares have inferior or superior voting rights.
ELIMINATE DUAL CLASS STOCK
·	Always vote FOR a management proposal to eliminate authorized dual or multiple classes of common stock.
AMEND DUAL CLASS STOCK
·	Always vote FOR a management proposal to amend authorized dual or multiple classes of common stock.
INCREASE AUTHORIZED DUAL CLASS STOCK
·	Vote AGAINST IF it will allow the company to issue additional shares with superior voting rights.
APPROVE SHARE REPURCHASE
·	Always vote FOR a management proposal to approve a stock repurchase program.
APPROVE STOCK SPLIT
·	Always vote FOR a management proposal to approve a stock split.
APPROVE REVERSE STOCK SPLIT
·	Always vote FOR a management proposal to approve reverse a stock split, unless the common stock is not proportionately reduced.
APPROVE BANKRUPTCY RESTRUCTURING
·	Always vote FOR a management proposal on bankruptcy restructurings.

APPROVE REINCORPORATION
·	Vote AGAINST IF the proposal would reduce shareholder rights.
APPROVE SPIN-OFF
·	Always vote FOR a management proposal to spin-off certain company operations or divisions.
APPROVE SALE OF ASSETS
·	Always vote FOR a management proposal to approve the sale of assets.
ELIMINATE CUMULATIVE VOTING
·	Always vote AGAINST a management proposal to eliminate cumulative voting.
ADOPT CUMULATIVE VOTING
·	Always vote FOR a management proposal to adopt cumulative voting.
ADOPT DIRECTOR LIABILITY PROVISION
·	Always vote FOR a management proposal to limit the liability of directors.
AMEND DIRECTOR LIABILITY PROVISION
·	Always vote FOR a management proposal to amend director liability provisions.
ADOPT INDEMNIFICATION PROVISION
·	Always vote FOR a management proposal to indemnify directors and officers.
AMEND INDEMNIFICATION PROVISION
·	Always vote FOR a management proposal to amend provisions concerning the indemnification of directors and officers.
APPROVE BOARD SIZE
·	Always vote FOR a management proposal to set the board size.
NO SHAREHOLDER APPROVAL TO FILL VACANCY
·	Always vote AGAINST a management proposal to allow the directors to fill vacancies on the board without shareholder approval.

GIVE BOARD AUTHORITY TO SET BOARD SIZE
·	Always vote AGAINST a management proposal to give the board the authority to set the size of the board as needed without shareholder approval.
REMOVAL OF DIRECTORS
·	Vote AGAINST IF the proposal limits the removal of directors to cases where there is legal cause.
APPROVE NON-TECHNICAL CHARTER AMENDMENTS
·	Vote AGAINST IF an amendment would have the effect of reducing shareholders’ rights.
APPROVE NON-TECHNICAL BYLAW AMENDMENTS
·	Vote AGAINST IF an amendment would have the effect of reducing shareholders’ rights.
APPROVE CLASSIFIED BOARD
·	Always vote AGAINST a management proposal to adopt a classified board.
AMEND CLASSIFIED BOARD
·	Always vote FOR a management proposal to amend a classified board.
REPEAL CLASSIFIED BOARD
·	Always vote FOR a management proposal to repeal a classified board.
ADOPT POISON PILL
·	Always vote AGAINST a management proposal to ratify or adopt a shareholder rights plan (poison pill).
REDEEM POISON PILL
·	Always vote FOR a management proposal to redeem a shareholder rights plan (poison pill).

ELIMINATE SPECIAL MEETING
·	Always vote AGAINST a management proposal to eliminate shareholders’ right to call a special meeting.
LIMIT SPECIAL MEETING
·	Always vote AGAINST a management proposal to limit shareholders’ right to call a special meeting.
RESTORE SPECIAL MEETING
·	Always vote FOR a management proposal to restore shareholders’ right to call a special meeting.
ELIMINATE WRITTEN CONSENT
·	Always vote AGAINST a management proposal to eliminate shareholders’ right to act by written consent.
LIMIT WRITTEN CONSENT
·	Always vote AGAINST a management proposal to limit shareholders’ right to act by written consent.
RESTORE WRITTEN CONSENT
·	Always vote FOR a management proposal to restore shareholders’ right to act by written consent.
ADOPT SUPERMAJORITY REQUIREMENT
·	Always vote AGAINST a management proposal to establish a supermajority vote provision to approve a merger or other business combination.
AMEND SUPERMAJORITY REQUIREMENT
·	Vote AGAINST IF the amendment would increase the vote required to approve the transaction.
ELIMINATE SUPERMAJORITY REQUIREMENT
·	Always vote FOR a management proposal to eliminate a supermajority vote provision to approve merger or other business combination.
ADOPT SUPERMAJORITY LOCK-IN
·	Always vote AGAINST a management proposal to adopt supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
AMEND SUPERMAJORITY LOCK-IN
·	Always vote AGAINST a management proposal to amend supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
ELIMINATE SUPERMAJORITY LOCK-IN
·	Always vote FOR a management proposal to eliminate supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
CONSIDER NON-FINANCIAL EFFECTS OF MERGER
·	Always vote FOR a management proposal to expand or clarify the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid.
ADOPT FAIR PRICE PROVISION
·	Always vote FOR a management proposal that establishes a fair price provision.
AMEND FAIR PRICE PROVISION
·	Always vote FOR a management proposal to amend a fair price provision.
REPEAL FAIR PRICE PROVISION
·	Always vote AGAINST a management proposal to repeal a fair price provision.
ADOPT ANTI-GREENMAIL PROVISION
·	Always vote FOR a management proposal to limit the payment of greenmail.
ADOPT ADVANCE NOTICE REQUIREMENT
·	Always vote FOR a management proposal to adopt advance notice requirements.

OPT OUT OF STATE TAKEOVER LAW
·	Always vote FOR a management proposal seeking to opt out of a state takeover statutory provision.
OPT INTO STATE TAKEOVER LAW
·	Always vote AGAINST a management proposal seeking to opt into a state takeover statutory provision.
ADOPT STOCK OPTION PLAN
·	Vote AGAINST IF the plan dilution is more than 10% of outstanding common stock.
·	Vote AGAINST IF the minimum equity overhang of all plans is more than 15% of outstanding common stock.
·	Vote AGAINST IF the plan allows for the repricing or replacement of underwater options.
·	Vote AGAINST IF the plan allows for non-qualified options to be priced at less than 100% of the fair market value on the grant date.
·	Vote AGAINST IF the plan administrator may provide loans to exercise awards.
·	Vote AGAINST IF the plan administrator may grant reloaded stock options.
·	Vote AGAINST IF the company allowed the repricing or replacement of underwater options in past fiscal year.
AMEND STOCK OPTION PLAN
·	Vote AGAINST IF the plan would allow options to be priced at less than 100% fair market value on the grant date.
·	Vote AGAINST IF the amendment allows for the repricing or replacement of underwater options.
ADD SHARES TO STOCK OPTION PLAN
·	Vote AGAINST IF the plan dilution is more than 10% of outstanding common stock.
·	Vote AGAINST IF the minimum equity overhang of all plans is more than 15% of total outstanding common stock.
·	Vote AGAINST IF the company allows for the repricing or replacement of underwater options.
·	Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of fair market value on the grant date.
·	Vote AGAINST IF the plan administrator may provide loans to exercise awards.
·	Vote AGAINST IF the plan administrator may grant reloaded stock options.
·	Vote AGAINST IF the company allowed the repricing or replacement of underwater options in past fiscal year.
LIMIT ANNUAL AWARDS
·	Always vote FOR a management proposal to limit per-employee annual option awards.
EXTEND TERM OF STOCK OPTION PLAN
·	Vote AGAINST IF the minimum equity overhang of all plans is more than 15% of outstanding common stock.
·	Vote AGAINST IF the plan allows repricing or replacement of underwater options.
·	Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of the fair market value.
·	Vote AGAINST IF the plan administrator may provide loans to exercise awards.
·	Vote AGAINST IF the plan administrator may grant reloaded stock options.
·	Vote AGAINST IF the company repriced or replaced underwater options in the past fiscal year.
ADOPT DIRECTOR STOCK OPTION PLAN
·	Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of the fair market value.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.
·	Vote AGAINST IF the plan authorizes 5 or more types of awards.
·	Vote AGAINST IF the plan allows for non-formula discretionary awards.

AMEND DIRECTOR STOCK OPTION PLAN
·	Vote AGAINST IF the amendment would authorize 5 or more types of awards.
·	Vote AGAINST IF the amendment would permit the granting of non-formula discretionary awards.
ADD SHARES TO DIRECTOR STOCK OPTION PLAN
·	Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of fair market value.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.
·	Vote AGAINST IF the plan authorizes 5 or more types of awards.
·	Vote AGAINST IF the proposed plan allows for non-formula discretionary awards.
ADOPT EMPLOYEE STOCK PURCHASE PLAN
·	Vote AGAINST IF the plan allows employees to purchase stock at less than 85% the fair market value.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans, including this proposal, is more than 15% of the outstanding common equity.
AMEND EMPLOYEE STOCK PURCHASE PLAN
·	Vote AGAINST IF the plan allows employees to purchase stock at less than 85% of the fair market value.
ADD SHARES TO EMPLOYEE STOCK PURCHASE PLAN
·	Vote AGAINST IF the plan allows employees to purchase stock at less than 85% of the fair market value.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans, including this proposal, is more than 15% of the outstanding common equity.
ADOPT STOCK AWARD PLAN
·	Vote AGAINST IF the awards vest solely on tenure.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.
AMEND STOCK AWARD PLAN CASE-BY-CASE
·	Vote AGAINST IF the amendment shortens the vesting requirement or lessens the performance requirements.
ADD SHARES TO STOCK AWARD PLAN
·	Vote AGAINST IF the awards vest solely on tenure.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.
ADOPT DIRECTOR STOCK AWARD PLAN CASE-BY-CASE
·	Vote AGAINST IF the vesting is based solely on tenure or if the shares are unrestricted when granted.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution for all plans is more than 15% of the outstanding common equity.
·	Vote AGAINST IF the plan would permit the granting of non-formula discretionary awards.
AMEND DIRECTOR STOCK AWARD PLAN
·	Vote AGAINST IF the amendment allows stock awards with no tenure or performance-based vesting.
·	Vote AGAINST IF the amendment would permit the granting of non-formula discretionary awards.

ADD SHARES TO DIRECTOR STOCK AWARD PLAN
·	Vote AGAINST IF the vesting is based on tenure or if the shares are unrestricted when granted.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.
·	Vote AGAINST IF the plan would permit the granting of non-formula discretionary awards
APPROVE ANNUAL BONUS PLAN
·	Always vote FOR a management proposal to approve an annual bonus plan.
APPROVE SAVINGS PLAN
·	Always vote FOR a management proposal to adopt a savings plan.
APPROVE OPTION/STOCK AWARDS
·	Vote AGAINST IF the option/stock award is priced less than 100% of the fair market value on the grant date.
·	Vote AGAINST IF the option/stock award represents dilution of more than 5% of outstanding common equity.
·	Vote AGAINST IF the option/stock award is unrestricted shares.
·	Vote AGAINST IF the minimum equity overhang from all plans is more than 15% of the common equity.
ADOPT DEFERRED COMPENSATION PLAN
·	Vote AGAINST IF the dilution is more than 10% of the outstanding common equity.
APPROVE LONG-TERM BONUS PLAN
·	Always vote FOR a management proposal to approve a long-term bonus plan.
APPROVE EMPLOYMENT AGREEMENTS
·	Always vote FOR a management proposal to approve an employment agreement or contract.

AMEND DEFERRED COMPENSATION PLAN
· Always vote FOR a management proposal to amend a deferred compensation plan.
EXCHANGE UNDERWATER OPTIONS
· Always vote AGAINST a management proposal to exchange underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price).
AMEND ANNUAL BONUS PLAN
· Always vote FOR a management proposal to amend an annual bonus plan.
REAPPROVE OPTION/BONUS PLAN FOR OBRA
· Always vote FOR a management proposal to reapprove a stock option plan or bonus plan for purposes of OBRA.
AMEND LONG-TERM BONUS PLAN
· Always vote FOR a management proposal to amend a long-term bonus plan.
SHAREHOLDER PROPOSALS
SHAREHOLDER APPROVAL OF AUDITORS
· Always vote FOR a shareholder proposal calling for stockholder ratification of auditors.
AUDITORS MUST ATTEND ANNUAL MEETING
· Always vote FOR a shareholder proposal calling for the auditors to attend the annual meeting.
LIMIT CONSULTING BY AUDITORS
· Always vote FOR a shareholder proposal calling for limiting consulting by auditors.
ROTATE AUDITORS
· Always vote AGAINST a shareholder proposal calling for the rotation of auditors.

RESTORE PREEMPTIVE RIGHTS
·	Always vote FOR a shareholder proposal to restore preemptive rights.
STUDY SALE OR SPIN-OFF
·	Always vote FOR a shareholder proposal asking the company to study sales, spin-offs or other strategic alternatives.
ADOPT CONFIDENTIAL VOTING
·	Always vote FOR a shareholder proposal asking the board to adopt confidential voting and independent tabulation of the proxy ballots.
COUNTING SHAREHOLDER VOTES
·	Always vote AGAINST a shareholder proposal asking the company to refrain from counting abstentions and broker non-votes in vote tabulations.
NO DISCRETIONARY VOTING
·	Always vote AGAINST a shareholder proposal to eliminate the company’s discretion to vote unmarked proxy ballots.
EQUAL ACCESS TO THE PROXY
·	Always vote FOR a shareholder proposal to provide equal access to the proxy materials for shareholders.
IMPROVE MEETING REPORTS
·	Always vote AGAINST a shareholder proposal to improve annual meeting reports.
CHANGE ANNUAL MEETING LOCATION
·	Always vote AGAINST a shareholder proposal to change the annual meeting location.

CHANGE ANNUAL MEETING DATE
·	Always vote AGAINST a shareholder proposal to change the annual meeting date.
BOARD INCLUSIVENESS
·	Always vote AGAINST a shareholder proposal asking the board to include more women and minorities as directors.
INCREASE BOARD INDEPENDENCE
·	Always vote FOR a shareholder proposal seeking to increase board independence.
DIRECTOR TENURE/RETIREMENT AGE
·	Always vote AGAINST a shareholder proposal seeking to limit the period of time a director can serve by establishing a retirement or tenure policy.
MINIMUM STOCK OWNERSHIP BY DIRECTORS
·	Always vote AGAINST a shareholder proposal to require minimum stock ownership by directors.
ALLOW UNION/EMPLOYEE REPRESENTATIVES ON THE BOARD
·	Always vote AGAINST a shareholder proposal that seeks to provide for union or employee representatives on the board of directors.
DIRECTORS’ ROLE IN CORPORATE STRATEGY
·	Always vote AGAINST a shareholder proposal seeking to increase disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan.
INCREASE NOMINATING COMMITTEE INDEPENDENCE
·	Always vote FOR a shareholder proposal to increase the independence of the nominating committee.
CREATE NOMINATING COMMITTEE
·	Always vote FOR a shareholder proposal to create a nominating committee of the board.
CREATE SHAREHOLDER COMMITTEE
·	Always vote AGAINST a shareholder proposal urging the creation of a shareholder committee.

INDEPENDENT BOARD CHAIRMAN
· Always vote AGAINST a shareholder proposal asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors.
LEAD DIRECTOR
· Always vote AGAINST a shareholder proposal asking that a lead director be chosen from among the ranks of the non-employee directors.
ADOPT CUMULATIVE VOTING
· Always vote FOR a shareholder proposal calling for the adoption of cumulative voting.
REQUIRE NOMINEE STATEMENT IN PROXY
· Always vote AGAINST a shareholder proposal to require directors to place a statement of candidacy in the proxy statement.
DOUBLE BOARD NOMINEES
· Always vote AGAINST a shareholder proposal to nominate two director candidates for each open board seat.
DIRECTOR LIABILITY
·
Always vote AGAINST a shareholder proposal to make directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect.

REPEAL CLASSIFIED BOARD
· Always vote FOR a shareholder proposal to repeal a classified board.

ELIMINATE SUPERMAJORITY PROVISION
·	Always vote FOR a shareholder proposal that seeks to eliminate supermajority provisions.
REDUCE SUPERMAJORITY PROVISION
·	Always vote FOR a shareholder proposal that seeks to reduce supermajority provisions.
REPEAL FAIR PRICE PROVISION
·	Always vote AGAINST a shareholder proposal that seeks to repeal fair price provisions.
RESTORE RIGHT TO CALL A SPECIAL MEETING
·	Always vote FOR a shareholder proposal to restore shareholders’ right to call a special meeting.
RESTORE RIGHT TO ACT BY WRITTEN CONSENT
·	Always vote FOR a shareholder proposal to restore shareholders’ right to act by written consent.
PROHIBIT TARGETED SHARE PLACEMENT
·	Always vote FOR a shareholder proposal to limit the board’s discretion to issue targeted share placements or to require shareholder approval before such block placements can be made.
OPT OUT OF STATE TAKEOVER STATUTE
·	Always vote FOR a shareholder proposal seeking to force the company to opt out of a state takeover statutory provision.
REINCORPORATION
·	Vote AGAINST IF the new state has stronger anti-takeover provisions.
ADOPT ANTI-GREENMAIL PROVISION
·	Always vote FOR a shareholder proposal to limit greenmail payments.
RESTRICT EXECUTIVE COMPENSATION
·	Always vote AGAINST a shareholder proposal to restrict executive compensation.
DISCLOSE EXECUTIVE COMPENSATION
·	Always vote FOR a shareholder proposal to enhance the disclosure of executive compensation.
RESTRICT DIRECTOR COMPENSATION
·	Always vote AGAINST a shareholder proposal to restrict director compensation.

CAP EXECUTIVE PAY
·	Always vote AGAINST a shareholder proposal to cap executive pay.
PAY DIRECTORS IN STOCK
·	Always vote AGAINST a shareholder proposal calling for directors to be paid with company stock.
APPROVE EXECUTIVE COMPENSATION
·	Always vote AGAINST a shareholder proposal calling for shareholder votes on executive pay.
RESTRICT DIRECTOR PENSIONS
·	Always vote AGAINST a shareholder proposal calling for the termination of director retirement plans.
REVIEW/REPORT ON/LINK EXECUTIVE PAY TO SOCIAL PERFORMANCE
·	Always vote AGAINST a shareholder proposal that asks management to review, report on and/or link executive compensation to non-financial criteria, particularly social criteria.
NO REPRICING OF UNDERWATER OPTIONS
·	Always vote FOR a shareholder proposal seeking shareholder approval to reprice or replace underwater stock options.
GOLDEN PARACHUTES
·	Always vote FOR a shareholder proposal calling for a ban or shareholder vote on future golden parachutes.

AWARD PERFORMANCE-BASED STOCK OPTIONS
· Always vote AGAINST a shareholder proposal seeking to award performance-based stock options.
EXPENSE STOCK OPTIONS
· Always vote AGAINST a shareholder proposal establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement.
PENSION FUND SURPLUS
· Always vote AGAINST a shareholder proposal that requests future executive compensation be determined without regard to any pension fund income.
CREATE COMPENSATION COMMITTEE
· Always vote FOR a shareholder proposal to create a compensation committee.
HIRE INDEPENDENT COMPENSATION CONSULTANT
·
Always vote AGAINST a shareholder proposal to require that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues.

INCREASE COMPENSATION COMMITTEE INDEPENDENCE
· Always vote FOR a shareholder proposal to increase the independence of the compensation committee.
INCREASE AUDIT COMMITTEE INDEPENDENCE
· Always vote FOR a shareholder proposal to increase the independence of the audit committee.
INCREASE KEY COMMITTEE INDEPENDENCE
· Always vote FOR a shareholder proposal to increase the independence of key committees.
SOCIAL ISSUE PROPOSALS
*ABSTAIN ON ALL SOCIAL ISSUES PROPOSALS WHERE NO GUIDELINE HAS BEEN SELECTED*
REVIEW CHARITABLE GIVING POLICY
· Always vote AGAINST a shareholder proposal that asks the company to establish shareholder-designated contribution programs.
LIMIT OR END CHARITABLE GIVING
· Always vote AGAINST a shareholder proposal that asks the company to limit or end charitable giving.

CASE BY CASE
·	Contested Election of Directors
·	Approve Merger/Acquisition
·	Approve Recapitalization
·	Approve Restructuring
·	Approve Liquidation
·	Approve Leveraged Buyout
·	Redeem or vote on poison pill on a case by case unless the proposal seeks to redeem the rights plan

Prospectus	May 1, 2009

Prospectus dated May 1, 2009

♦	JIC Institutional Bond Fund I
♦	JIC Institutional Bond Fund II
♦	JIC Institutional Bond Fund III
♦	Johnson Enhanced Return Fund

Johnson Mutual Funds Trust
3777 West Fork Road
Cincinnati, OH  45247
(513) 661-3100
(800) 541-0170
FAX (513) 661-4901

Like all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Investment Objective, Principal Risks and Fund Performance
JIC Institutional Bond Fund I	3
JIC Institutional Bond Fund II	4
JIC Institutional Bond Fund III	5
Johnson Enhanced Return Fund	6

Other Information about Investments
Cost of Investing in the Funds	8

How to Buy, Sell or Exchange Shares in the Funds
How to Buy Shares	9
How to Sell Shares	10
How to Exchange Shares	11

Share Price Calculation	11
Dividends and Distributions	11
Taxes	12
Management of the Funds	12
Fair Value Disclosure	12
Market Timing Disclosure	13
Portfolio Managers	13
Portfolio Disclosure	13
General Information	13
Other Information about Investments	13
Financial Highlights	14
Privacy Policy	15
Service Providers	16
Other Sources of Information	16

The use of the term “Funds” throughout this prospectus refers to all series of the Johnson Mutual Funds Trust.

2

JIC INSTITUTIONAL BOND FUND I

Investment Objective
The investment objective of the JIC Institutional Bond Fund I is a high level of income over the long term consistent with preservation of capital.

Principal Strategies
The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 1 to 3 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, mortgage-backed securities, collateralized mortgage obligations, domestic corporate and government securities, and short term obligations such as commercial paper and repurchase agreements.  The Fund will maintain a dollar weighted average maturity between 1 and 3 years.  To the extent consistent with the Fund’s objective, the adviser will try to avoid realization of capital gains for tax purposes.  The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks of Investing in the Fund
•	Interest rate risk is the risk that the value of your investment may decrease when interest rates rise.
•	Credit risk is the risk that the issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.
•	Prepayment risk is the risk that the value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.
•
Specific maturity risk is the risk that the specific maturities in which the Fund invests may fall in price more than other maturities.  Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

•	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?
The Fund may be a suitable investment for:
•	long term investors seeking a fund with an income and capital preservation strategy
•	investors seeking a fund with risk, return and income commensurate with 1 to 3 year bonds
•	investors seeking to diversify their holdings with bonds and other fixed income securities
•	investors willing to accept price fluctuations in their investments
•	investors with a $1 million initial investment.

Bar Chart and Performance
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.  The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index.  Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a calendar quarter was 4.69% in the fourth quarter of 2008, and the lowest return was -1.40% in the fourth quarter of 2001.

Average Annual Total Returns For the periods ended December 31, 2008
	1Year	5 Years	Since Inception[1]
Return Before Taxes	5.47%	3.81%	4.38%
Return After Taxes on Distributions[2]	3.98%	2.46%	2.78%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.56%	2.46%	2.77%
Merrill Lynch 1-3 year Government Corporate Index with no BBB Rated Bonds (reflects no deduction for fees, expenses or taxes)	5.19%	3.79%	4.76%

1   Inception Date is August 30, 2000.
2   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3

JIC INSTITUTIONAL BOND FUND II

Investment Objective
The investment objective of the JIC Institutional Bond Fund II is a high level of income over the long term consistent with preservation of capital.

Principal Strategies
The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 3 to 5 year bonds.  The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, mortgage-backed securities, collateralized mortgage obligations, and domestic corporate and government securities.  The Fund will maintain a dollar weighted average maturity between 3 and 5 years.  To the extent consistent with the Fund’s objective, the adviser will try to avoid realization of capital gains for tax purposes.  The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks of Investing in the Fund
•	Interest rate risk is the risk that the value of your investment may decrease when interest rates rise.
•	Credit risk is the risk that the issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.
•	Prepayment risk is the risk that the value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.
•
Specific maturity risk is the risk that the specific maturities in which the Fund invests may fall in price more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

•	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?
The Fund may be a suitable investment for:
•	long term investors seeking a fund with an income and capital preservation strategy
•	investors seeking a fund with risk, return and income commensurate with 3 to 5 year bonds
•	investors seeking to diversify their holdings with bonds and other fixed income securities
•	investors willing to accept price fluctuations in their investments
•	investors with a $5 million initial investment.

Bar Chart and Performance
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.  The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index.  Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a calendar quarter was 7.93% in the fourth quarter of 2008, and the lowest return was -2.14% in the third quarter of 2008.

Average Annual Total Returns For the periods ended December 31, 2008
	1Year	5 Years	Since Inception[1]
Return Before Taxes	6.89%	4.33%	5.39%
Return After Taxes on Distributions[2]	5.24%	2.77%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.45%	2.77%	3.53%
Merrill Lynch 3-5 year Government Corporate Index with no BBB Rated Bonds (reflects no deduction for fees, expenses or taxes)	6.16%	4.39%	6.12%
1    Inception Date is August 30, 2000.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

4

JIC INSTITUTIONAL BOND FUND III

Investment Objective
The investment objective of the JIC Institutional Bond Fund III is a high level of income over the long term consistent with preservation of capital.

Principal Strategies
The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 5 to 7 year bonds.  The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes,  mortgage-backed securities, collateralized mortgage obligations, and domestic corporate and government securities.  The Fund will maintain a dollar weighted average maturity between 5 and 7 years.  To the extent consistent with the Fund’s objective, the adviser will try to avoid realization of capital gains for tax purposes.  The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks of Investing in the Fund
•	Interest rate risk is the risk that the value of your investment may decrease when interest rates rise.
•	Credit risk is the risk that the issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.
•	Prepayment risk is the risk that the value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.
•
Specific maturity risk is the risk that the specific maturities in which the Fund invests may fall in price more than other maturities.  Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

•	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?
The Fund may be a suitable investment for:
•	long term investors seeking a fund with an income and capital preservation strategy
•	investors seeking a fund with risk, return and income commensurate with 5 to 7 year bonds
•	investors seeking to diversify their holdings with bonds and other fixed income securities
•	investors willing to accept price fluctuations in their investments
•	investors with a $5 million initial investment.

Bar Chart and Performance
 The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.  The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index.  Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a calendar quarter was 9.17% in the fourth quarter of 2008, and the lowest return was -2.50% in the fourth quarter of 2004.
Average Annual Total Returns For the periods ended December 31, 2008
	1 Year	5 Years	Since Inception[1]
Return Before Taxes	7.89%	4.81%	5.99%
Return After Taxes on Distributions[2]	5.88%	3.01%	4.02%
Return After Taxes on Distributions and Sale of Fund Shares[2,3]	5.30%	3.05%	3.96%
Merrill Lynch 5-7 year Government Corporate Index with no BBB Rated Bonds (reflects no deduction for fees, expenses or taxes)	7.61%	5.12%	7.03%
1 Inception Date is August 30, 2000.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3  When the “Return After Taxes on Distributions and Sale of Fund Shares“ is higher than the “Return After Taxes on Distributions,” it is because of realized losses.  If a capital loss occurs upon the redemption of the Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

5

JOHNSON ENHANCED RETURN FUND

Investment Objective
The investment objective of the Enhanced Return Fund is to outperform the Fund’s benchmark, the S&P 500 Composite Stock Price Index, over a full market cycle.

Principal Strategies
The Fund will usually invest:
a portion of its assets in stock index futures contracts that the Fund’s adviser believes will produce the returns of the large capitalization U.S. equity market, and the balance of its assets in primarily short-term investment grade fixed income securities, which the adviser believes will produce income and enhance the Fund’s returns.

Investing in stock index futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return on the Fund’s total assets that approximates the return of an underlying stock index.  This effect is referred to as “leverage.”  The Fund attempts to track an underlying stock index consisting of a representative sampling of the leading large capitalization companies in the leading industries in the U.S. economy.  The stock index futures are used only for replication of returns, not speculation.  The Fund also may invest in options on stock index futures.  The short-term fixed income securities will be dollar-denominated investment-grade bonds or, if unrated, bonds determined by the adviser to be of comparable quality.

The Fund will generally close out of positions in stock index futures only as necessary to maintain a return on the Fund’s total assets that approximates the return of the underlying stock index, and will sell its fixed income securities if the security reaches the adviser’s valuation target or if the adviser believes the issuer’s fundamentals have changed.

Principal Risks of Investing in the Fund
•	Company Risk – The Fund value might decrease in response to the activities and financial prospects of an individual company.
•	Market Risk – The Fund value might decrease in response to general market and economic conditions.
•	Volatility Risk – Common stocks (and indexes of common stocks) tend to be more volatile than other investment choices.
•
Derivatives Risk – Derivatives are financial contracts, such as futures contracts, whose value depends on, or is derived from, the value of an underlying index. The Fund uses derivatives as a substitute for taking a position in the underlying assets. The Fund's use of derivatives involves risks different from the risks associated with investing directly in securities or traditional investments. Derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying index. Losses from derivatives may be greater than the derivative's original cost.

•
Leveraging Risk – The use of derivatives may give rise to leveraging risk. Funds that are leveraged can be more volatile than funds that are not leveraged. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio. When the Fund is leveraged, it can lose more than the principal amount invested.

•
Correlation Risk – The Fund will seek to invest in futures contracts to perfectly capture the return of the underlying index. However, due to derivative contract size limitations, the Fund's assets may be slightly under-invested or slightly over-invested, which could cause the Fund to be slightly less or more volatile than the underlying index, and the Fund's returns from the futures contracts may not mirror the underlying index.

•
Interest Rate Risk – The price of a fixed income security is dependent upon interest rates.  Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. The value of your investment may decrease when interest rates rise.

•	Credit Risk – The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.
•	Prepayment Risk - The risk that the value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.
•
Specific Maturity Risk - The risk that the specific maturities in which the Fund invests may fall in price more than other maturities.  Although the Fund's bonds are primarily short term, the bonds with longer maturities will fluctuate more than bonds with shorter maturities.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?
The Fund may be a suitable investment for:
Investors seeking returns similar to those of the large capitalization U.S. equity market.
Investors willing to accept price fluctuations in their investment.
Investors who can tolerate the greater risks associated with common stock investments.
Investors with a $1 million initial investment.

Bar Chart and Performance
The chart and table below provide some information of the risks of investing in the Fund.  The bar chart shows the Fund’s returns from year to year since the Fund’s inception.  The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index.  Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

6

During the period shown, the highest return for a calendar quarter was 7.00% in the fourth quarter of 2006, and the lowest return was -20.95% in the fourth quarter of 2008.
Average Annual Total Returns For the periods ended December 31, 2008
	1 Year	Since Inception[1]
Return Before Taxes	-37.58%	-8.63%
Return After Taxes on Distributions[2]	-38.48%	-10.68%
Return After Taxes on Distributions and Sale of Fund Shares[2,3]	-24.25%	-7.76%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-37.00%	-8.35%
1 Inception Date is December 30, 2005.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3  When the “Return After Taxes on Distributions and Sale of Fund Shares“ is higher than the “Return After Taxes on Distributions,” it is because of realized losses.  If a capital loss occurs upon the redemption of the Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

7

COSTS OF INVESTING IN THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

	Institutional Bond Fund I	Institutional Bond Fund II	Institutional Bond Fund III	Enhanced Return Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Front End Load	None	None	None	None
Deferred Load	None	None	None	None
Redemption Fee[1]	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (Expenses that are deducted from fund assets)
Management Fees	0.30%	0.30%	0.30%	1.00%
12b-1 Fees	None	None	None	0.00%[2]
Other Expenses (Acquired Fund Fees and Expenses)[3,4]	0.00%	0.00%	0.00%	0.01%
Total Annual Fund Operating Expenses	0.30%	0.30%	0.30%	1.01%
Fee Waiver [5]	(0.01%)	(0.01%)	(0.01%)	(0.65%)
Net Expenses	0.29%	0.29%	0.29%	0.36%

[1]	A processing fee will be deducted from any wire sales proceeds and paid to the Custodian.
[2]	This Fund has adopted a Rule 12b-1 Plan; however the Plan has not been activated and the Fund has no present intention to activate the plan.
[3]
“Other Expenses” are comprised solely of fees and expenses incurred indirectly by the Funds as a result of investment in shares of one or more Acquired Funds.  Numbers are rounded.  For example, numbers showing 0.00% have Acquired Fund Fees and Expenses of less than 0.005%.

[4]
Acquired Fund Fees and Expenses are the indirect costs of investing in other funds.  The Total Annual Fund Operating Expenses and Net Expenses for the Funds that incurred acquired fund expenses will not correlate to the expense ratios in the Funds’ financial statements or the Financial Highlights in this prospectus because the financial statements include only the direct operating expenses incurred by the Funds, not the indirect costs of investing in other funds.

[5]
Restated.  The adviser has contractually agreed to waive the management fee for the Enhanced Return Fund by the amount shown through April 30, 2010.  The adviser may not unilaterally change the contract until May 1, 2010 for the Enhanced Return Fund. As of January 1, 2009, the waiver for the Institutional Bond Funds I, II and III was reduced to 0.01%.  Prior to January 1, 2009, the adviser’s fee waiver for the Institutional Bond Funds I, II and III was 0.03%.

Example:

       The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period.  Although your actual expenses may be different, based on these assumptions your costs are estimated to be:
	1 Year	3 Years	5 Years	10 years
JIC Institutional Bond Fund I	$30	$96	$168	$380
JIC Institutional Bond Fund II	$30	$96	$168	$380
JIC Institutional Bond Fund III	$30	$96	$168	$380
Enhanced Return Fund	$37	$258	$497	$1,182

8

HOW TO BUY, SELL OR EXCHANGE SHARES IN THE FUNDS

The Funds and their transfer agent, Johnson Financial, Inc., can be contacted at the same mailing address and telephone numbers.  If you need additional information on how to buy, sell or exchange shares in a Fund, please contact:

Transfer Agent:
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 or (800) 541-0170
FAX: (513) 661-4901

HOW TO BUY SHARES
You may buy shares on any business day.  This includes any day that a Fund is open for business, other than weekends and days on which the New York Stock Exchange is closed, including the following holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

You may buy shares for a Fund at the Fund’s net asset value (NAV) next determined after your order is received by the Transfer Agent.  Purchase requests submitted by check, wire or exchange received at the Transfer Agent before the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) receive the NAV determined as of the close of trading on the current day, and purchase requests received after that time receive the NAV determined as of the close of trading on the next business day following the date of receipt.

Initial Purchase
The minimum initial investment for JIC Institutional Bond Fund I and the Enhanced Return Fund is $1 million.  The minimum initial investment for JIC Institutional Bond Fund II and JIC Institutional Bond Fund III is $5 million.

By Mail - You may purchase shares of a Fund by following these steps:
•	Complete and sign an application;
•	Draft a check made payable to: Johnson Mutual Funds;
•	Identify on the check and on the application the Fund(s) in which you would like to invest;
•	Mail the application, check and any letter of instruction to the Transfer Agent.

By Wire - You must mail a completed application to Johnson Mutual Funds after opening an account by wire transfer.  Wire orders will be accepted only on a day on which a Fund and the custodian bank are open for business.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the custodian bank.  Wires for purchases not received by 4:00 p.m. Eastern time the business day following the order’s trade date will be cancelled.

You may purchase shares of a Fund by wiring Federal Funds from your bank, which may charge you a fee for doing so.  If money is to be wired for a newly established account, you must call the Transfer Agent first to open an account and obtain an account number.  Your bank must then wire the specified amount according to the following instructions:

National City Bank/Cincinnati
ABA #041000124
Account #983243416
For Further Credit to: Johnson Mutual Funds
Shareholder Account Name: ___________________
Shareholder Account Number:  __________

Additional Purchases
You may buy additional shares of a Fund at any time (minimum of $100) by mail or by bank wire if you meet the initial investment requirement for each fund.  Each additional purchase request must contain:
•	Name of your account(s);
•	Account number(s);
•	Name of the Fund(s) in which you wish to invest.
Checks should be made payable to “Johnson Mutual Funds” and should be sent to the Johnson Mutual Funds at the address indicated throughout this prospectus.  A bank wire should be sent as outlined above.

Other Purchase Information
Each Fund may limit the amount of purchases and reject any purchase request in whole or in part.  If your check or wire does not clear, you will be responsible for any loss incurred. Each Fund may sell other shares you own as reimbursement for any loss incurred.

Each Fund, or the designated officer or officers of the Johnson Mutual Funds Trust, may waive the stated minimum initial investment amount on any of the Funds at its sole discretion.

9

Distribution Plan
The Enhanced Return Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of its shares and allows the Fund to pay for services provided to shareholders. Shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% of its average net assets. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. As of the date of this Prospectus, the Rule 12b-1 Plan has not been activated and the Fund has no present intention to activate the Rule 12b-1 Plan.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person or organization who opens an account. When your organization opens an account, we will ask for certain information including corporate resolutions, partnership documents or other information that will allow us to identify your organization. We may not be able to open your account or complete a transaction for your organization until we are able to verify your organization’s identity.

HOW TO SELL SHARES
You may sell shares in a Fund by mail or telephone, without a charge.  The proceeds of the sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale.  Your request for a sale should be addressed to the Johnson Mutual Funds and must include:
•	Letter of instruction;
•	Fund name;
•	Account number(s);
•	Account name(s);
•	Dollar amount or the number of shares you wish to sell.

All registered share owner(s) must sign this request in the exact name(s) and any special capacity in which they are registered.  For joint accounts with right of survivorship, only one signature is required for withdrawal.

A Fund may require that a bank or a member firm of a national securities exchange guarantee signatures on redemption requests.  Signature guarantees are for the protection of shareholders.  At the discretion of a Fund, a shareholder may be required to furnish additional legal documents to insure proper authorization. If you are not certain of the requirements for a sale, please call the Transfer Agent at the number indicated throughout this prospectus.

The Funds will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) after receipt of a proper request.

By Telephone - Telephone redemption privileges are automatically available to all shareholders.  Shareholders may sell shares on any business day the New York Stock Exchange is open by calling the Transfer Agent before 4:00 p.m. Eastern Time.  A Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures will include requiring a form of personal identification from the caller.  Sale proceeds will be mailed or wired at the shareholder's direction to the designated account.

By using the telephone redemption and exchange privileges, a shareholder authorizes a Fund to act upon the instruction of any person by telephone they believe to be the shareholder. By telephone, this shareholder may sell shares from the account and transfer the proceeds to the address of record or the bank account designated or may exchange into another Fund.  The Fund and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  A Fund may change, modify or terminate the telephone redemption or exchange privilege at any time.

Additional Information - Sale requests specifying a certain date or share price cannot be accepted and will be returned.  If you invest by wire, you may sell your shares on the first business day following such purchase.  However, if you invest by a personal, corporate, cashier's or government check, the sales proceeds will not be paid until your investment has cleared the bank, which may take up to 15 calendar days from the date of purchase.  Exchanges into any of the other Funds are, however, permitted without the waiting period.

When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales of Fund shares or postpone payment dates.  If you are unable to accomplish your transaction by telephone (during times of unusual market activity), consider sending your order by express mail to the Funds, or facsimile to (513) 661-4901 or (513) 661-3160.

10

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require any shareholder to sell all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to sales of Fund shares, or such other minimum amount as the Fund may determine from time to time.  A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period.  All shares of a Fund are also subject to an involuntary sale if the Board of Trustees determines to liquidate a Fund.  An involuntary sale will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

HOW TO EXCHANGE SHARES
As a shareholder in a Fund in the Johnson Mutual Funds Trust, you may exchange shares for shares of any other fund in the Johnson Mutual Funds Trust, subject to the minimum initial investment requirement of the Fund in which you are making the exchange.  You may make an exchange by telephone or by written request.

By Telephone - Shareholders may call the Transfer Agent to exchange shares.  An exchange may also be made by written request signed by all registered owners of the account mailed to the Transfer Agent.  Requests for exchanges received prior to 4:00 p.m. Eastern Time will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day.  See "How to Sell Shares.”  An exchange results in a sale of shares for federal income tax purposes.  If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased.  If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased.  You may make an exchange to a new account or an existing account; however, the account ownership must be identical.  Exchanges may be made only in states where an exchange may legally be made.  The Funds reserve the right to terminate or modify the exchange privilege in the future upon 60 days prior notice to the shareholders.

SHARE PRICE CALCULATION
The value of an individual share in a Fund, the net asset value (NAV), is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent.  NAV per share is determined as of 4:00 p.m. Eastern Time on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the NAV.  The NYSE is closed on weekends, most Federal holidays and Good Friday.  The NAV per share of each Fund will fluctuate.

Requests to purchase, exchange and redeem shares are processed at the NAV calculated after the Transfer Agent receives your order in the form described above in the applicable section.  The Funds’ assets are generally valued at their market value.  If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

DIVIDENDS AND DISTRIBUTIONS
Each JIC Institutional Bond Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a monthly basis.  The Enhanced Return Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a quarterly basis.  Each Fund intends to distribute its capital gains once a year, at year-end.

Dividends and capital gain distributions are automatically reinvested in additional shares at the NAV per share on the distribution date.  An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent.  You will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions.  If cash payment is requested, a check normally will be mailed within seven days (normally within three business days) after the payable date.  If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time.  Distributions of less than $10 and distributions on shares purchased within the last 30 days, however, will not be paid in cash and will be reinvested.  You may elect to have distributions on shares held in IRA's and 403(b) plans paid in cash only if you are 59½ years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.  The JIC Institutional Bond Funds expect their distributions will consist of income.

11

TAXES

In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a taxable distribution. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. You should consult with your tax adviser regarding specific questions as to federal, state or local taxes, the tax effect of distributions and withdrawals from the Funds and the use of the Exchange Privilege.

Unless you furnish your certified taxpayer identification number (social security number for individuals) and certify that you are not subject to backup withholding, the Funds will be required to withhold and remit to the IRS 30% of the dividends, distributions and sales proceeds payable to the shareholder. The Funds may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific shareholder account in any year, the Fund will make a corresponding charge against the shareholder account.

MANAGEMENT OF THE FUNDS

Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247 serves as investment adviser to the Funds. In this capacity, Johnson Investment Counsel, Inc. is responsible for the selection and on-going monitoring of the securities in each Fund’s investment portfolio and managing the Funds’ business affairs. Johnson Investment Counsel, Inc. is a Cincinnati-based company that has grown, since its inception in 1965, to become one of the largest independent investment advisory firms in the Cincinnati area. As of December 31, 2008, Johnson Investment Counsel, Inc. has over $3.7 billion of assets under management with services extending to a wide range of clients, including businesses, individuals, foundations, institutions and endowments. Johnson Investment Counsel, Inc. solely provides investment management, through individually managed portfolios, and has no commission-based affiliations from the sale of products. An investment committee of Johnson Investment Counsel, Inc. is responsible for the investment decisions and the day-to-day management of the Funds. For the fiscal year ended December 31, 2008, Johnson Investment Counsel, Inc., received a net fee (after waiver) from each JIC Institutional Bond Fund equal to 0.27% of its average daily net assets, and received a fee from the Enhanced Return Fund equal to 0.35% of its average daily net assets.  A discussion regarding the basis for the board of trustees renewing the investment advisory contracts of the Funds is available in the Funds’ most recent Semi-Annual Report to Shareholders for the period ended June 30.

FAIR VALUE DISCLOSURE

Each Fund’s assets are generally valued at their market value, using prices provided by a pricing service.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading that materially affects fair value, the adviser may value a Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines.  Fair value pricing may also be necessary if a Fund owns a thinly traded stock and the Fund is unable to obtain a current market price due to a lack of current trades.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.

12

MARKET TIMING DISCLOSURE

The Funds discourage market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  Redemptions are monitored by the Funds’ transfer agent to detect redemptions that occur within a specified time period, and any account in which such activity occurs is monitored for possible market timing activity. The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive.  This policy applies to all Fund shareholders.  While the Funds attempt to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.

PORTFOLIO MANAGERS

The adviser manages each of the Johnson Mutual Fund portfolios with a team of individuals who are responsible for the investment policy, portfolio management and research for the Funds.

The Portfolio Managers for the JIC Institutional Bond Funds and the Enhanced Return Fund are Jason Jackman, who is the team leader, Dale Coates and Michael Leisring.

Mr. Jackman is a CFA charterholder and has been the team leader of the JIC Institutional Bond Funds and the Enhanced Return Fund since the inception of the Funds.  Mr. Jackman has been a fixed income analyst and in other roles with the adviser for the past 15 years.

Mr. Coates is a CFA charterholder who has been involved with the JIC Institutional Bond Funds and the Enhanced Return Fund since the inception of the Funds.  He has been with the adviser in a portfolio management role for the past 20 years.

 Mr. Leisring is a CFA charterholder who has been involved with the Portfolio Management teams for the JIC Institutional Bond Funds since July, 2003 and the Enhanced Return Fund since its inception.  Mr. Leisring is also currently a Fixed Income Analyst for the adviser and has been in other roles at the adviser since 1999.

The Funds’ SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the Portfolio Managers and their respective ownership in the Funds.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

GENERAL INFORMATION
From time to time, any Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  For example, any Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements.  If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees.  As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives.  Each Fund may also invest in such instruments at anytime to maintain liquidity or pending selection of investments in accordance with its policies.

The investment objective and strategies of any Fund may be changed without shareholder approval.

OTHER INFORMATION ABOUT INVESTMENTS
Non-Principal Strategy:
The Enhanced Return Fund may invest in fixed income securities which are unrated if the adviser determines that they are of comparable quality to securities rated investment grade. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. In addition, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade securities. If the rating of a security drops below investment grade, the adviser will dispose of the security as soon as practicable (depending on market conditions) unless the adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk.

13

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial results. Certain information reflects financial results for a single Fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Cohen Fund Audit Services Ltd., whose report, along with each Funds’ financial statements, are included in the Funds’ annual report, which is available upon request and without charge.

	BEGINNING NAV	NET INVESTMENT INCOME	NET GAINS (LOSSES)	TOTAL OPERATIONS	DISTRIBUTIONS FROM NET INVESTMENT INCOME	DISTRIBUTIONS FROM CAPITAL GAINS	TOTAL DISTRIBUTIONS	NAV END OF PERIOD	TOTAL RETURN	NET ASSETS END OF PERIOD MILLIONS	(1)RATIO OF EXPENSES TO AVG NET ASSETS (AFTER WAIVER)	(1)RATIO OF NET INCOME TO AVG NET ASSETS (AFTER WAIVER)	PORTFOLIO TURNOVER RATE
	$	$	$	$	$	$	$	$	%	$	%	%	%
JIC INSTITUTIONAL
BOND FUND I
2008	14.84	0.62	0.17	0.79	(0.62)	0.00	(0.62)	15.01	5.47	53.41	0.27	4.14	29.25
2007	14.60	0.61	0.24	0.85	(0.61)	0.00	(0.61)	14.84	5.96	59.97	0.28	4.16	25.40
2006	14.54	0.56	0.06	0.62	(0.56)	0.00	(0.56)	14.60	4.39	57.67	0.30	3.88	26.22
2005	14.77	0.50	(0.23)	0.27	(0.50)	0.00	(0.50)	14.54	1.87	56.40	0.30	3.43	28.26
2004	15.05	0.47	(0.26)	0.21	(0.49)	0.00	(0.49)	14.77	1.45	53.52	0.30	3.32	40.71

JIC INSTITUTIONAL
BOND FUND II
2008	15.26	0.69	0.33	1.02	(0.69)	0.00	(0.69)	15.59	6.89	54.65	0.27	4.45	13.24
2007	14.94	0.68	0.32	1.00	(0.68)	0.00	(0.68)	15.26	6.87	60.26	0.28	4.53	16.41
2006	14.99	0.66	(0.05)	0.61	(0.66)	0.00	(0.66)	14.94	4.18	57.84	0.30	4.43	17.25
2005	15.36	0.63	(0.37)	0.26	(0.63)	0.00	(0.63)	14.99	1.71	55.96	0.30	4.14	23.35
2004	15.68	0.61	(0.28)	0.33	(0.65)	0.00	(0.65)	15.36	2.13	53.38	0.30	4.17	39.20

JIC INSTITUTIONAL
BOND FUND III
2008	15.40	0.75	0.42	1.17	(0.75)	(0.18)	(0.93)	15.64	7.89	52.93	0.27	4.83	12.59
2007	15.05	0.73	0.35	1.08	(0.73)	0.00	(0.73)	15.40	7.42	57.60	0.28	4.85	17.73
2006	15.21	0.73	(0.16)	0.57	(0.73)	0.00	(0.73)	15.05	3.92	54.67	0.30	4.89	14.71
2005	15.68	0.72	(0.47)	0.25	(0.72)	0.00	(0.72)	15.21	1.65	51.61	0.30	4.70	31.83
2004	15.95	0.71	(0.20)	0.51	(0.75)	(0.03)	(0.78)	15.68	3.31	46.62	0.30	4.75	14.48

JOHNSON ENHANCED
RETURN FUND
2008	15.03	0.50	(6.03)	(5.53)	(0.50)	0.00	(0.50)	9.00	(37.58)	37.32	0.35	4.05	35.06
2007	16.20	0.78	0.14	0.92	(0.76)	(1.33)	(2.09)	15.03	5.66	54.62	0.35	4.65	37.32
2006	15.00	0.51	1.80	2.31	(0.53)	(0.58)	(1.11)	16.20	15.59	52.36	0.35	4.73	17.30
2005(2)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.00	0.00	0.98	0.00[3]	0.00	0.00

(1)The adviser agreed to waive the 0.30% maximum management fee to a net fee of 0.27% for the Johnson Institutional Bond Funds I, II and III, and to waive the maximum management fee of 1.00% to a net fee of 0.35% for the Enhanced Return Fund. As of December 31, 2008, assuming no waiver of management fee expenses, the ratios would have been:  Bond Fund I: Expenses to Average Net Assets – 0.30% and Net Income to Average Net Assets – 4.11%;  Bond Fund II:  Expenses to Average Net Assets – 0.30% and Net Income to Average Net Assets – 4.42%;  Bond Fund III:  Expenses to Average Net Assets – 0.30% and Net Income to Average Net Assets – 4.80%;  Enhanced Return Fund:  Expenses to Average Net Assets – 1.00% and Net Income to Average Net Assets – 3.40%.

(2)Commencement Date December 30, 2005.

(3)The adviser waived the maximum 1.00% management fee to a net fee of 0.00%.

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PRIVACY POLICY

THE RELATIONSHIP BETWEEN JOHNSON INVESTMENT COUNSEL, OUR AFFILIATES (JOHNSON TRUST COMPANY AND JOHNSON MUTUAL FUNDS) AND OUR CLIENTS IS THE MOST IMPORTANT ASSET OF OUR FIRM. WE STRIVE TO MAINTAIN YOUR TRUST AND CONFIDENCE, WHICH IS AN ESSENTIAL ASPECT OF OUR COMMITMENT TO PROTECT YOUR PERSONAL INFORMATION TO THE BEST OF OUR ABILITY. WE BELIEVE THAT OUR CLIENTS VALUE THEIR PRIVACY, AND WE DO NOT DISCLOSE YOUR PERSONAL INFORMATION TO ANYONE UNLESS IT IS REQUIRED BY LAW, AT YOUR DIRECTION, OR IS NECESSARY TO PROVIDE YOU WITH OUR SERVICES. WE HAVE NOT AND WILL NOT SELL YOUR PERSONAL INFORMATION TO ANYONE.

JOHNSON INVESTMENT COUNSEL AND OUR AFFILIATES COLLECT AND MAINTAIN YOUR PERSONAL INFORMATION SO THAT WE CAN BETTER PROVIDE INVESTMENT MANAGEMENT AND TRUST SERVICES. THE TYPES AND CATEGORIES OF INFORMATION THAT WE COLLECT AND MAINTAIN ABOUT YOU INCLUDE:

•	INFORMATION WE RECEIVE FROM YOU TO OPEN AN ACCOUNT OR PROVIDE INVESTMENT ADVICE AND TRUST SERVICES, SUCH AS YOUR HOME ADDRESS, TELEPHONE NUMBER AND FINANCIAL INFORMATION.

•	INFORMATION WE NEED TO SERVICE YOUR ACCOUNT, SUCH AS TRADE CONFIRMATIONS, ACCOUNT STATEMENTS AND OTHER FINANCIAL INFORMATION.

IN ORDER FOR US TO PROVIDE INVESTMENT MANAGEMENT AND TRUST SERVICES TO YOU, IT IS SOMETIMES NECESSARY FOR US TO DISCLOSE YOUR PERSONAL INFORMATION TO OUTSIDE SOURCES (E.G., BROKERS, CUSTODIANS, REGULATORS AND TAX RETURN PREPARERS).

TO FULFILL OUR PRIVACY COMMITMENT AT JOHNSON INVESTMENT COUNSEL, WE HAVE INSTITUTED FIRM-WIDE PRACTICES TO SAFEGUARD THE INFORMATION THAT WE MAINTAIN ABOUT YOU. THESE INCLUDE:

•	ADOPTING PROCEDURES THAT PUT IN PLACE PHYSICAL, ELECTRONIC AND OTHER SAFEGUARDS TO KEEP YOUR PERSONAL INFORMATION SAFE.

•	LIMITED ACCESS TO PERSONAL INFORMATION TO THOSE EMPLOYEES WHO NEED IT TO PERFORM THEIR JOB DUTIES.

•	REQUIRING THIRD PARTIES THAT PERFORM SERVICES FOR US TO AGREE BY CONTRACT TO KEEP YOUR INFORMATION STRICTLY CONFIDENTIAL.

•	PROTECTING INFORMATION OF OUR FORMER CLIENTS TO THE SAME EXTENT AS OUR CURRENT CLIENTS.

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SERVICE PROVIDERS

Investment Adviser
Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Legal Counsel
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, Ohio 45202-4089

Transfer Agent
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247

Custodian
National City Bank
One East Fourth Street
Cincinnati, Ohio 45202

OTHER SOURCES OF INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on the Funds’ policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates.  Shareholder reports contain management’s discussion of market conditions and investment strategies that significantly affected the Funds’ performance results as of the Funds’ latest semi-annual or annual fiscal year end.

Call the Funds at 513-661-3100 or 800-541-0170 or visit our web-site at www.johnsoninv.com to request free copies of the SAI and the Funds’ annual report, to request other information about the Funds and to make shareholder inquiries.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at HTTP.//WWW.SEC.GOV, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-7254

16

Statement of Additional Information	May 1, 2009

SAI dated May 1, 2009

•	JIC Institutional Bond Fund I
•	JIC Institutional Bond Fund II
•	JIC Institutional Bond Fund III
•	Johnson Enhanced Return Fund

   Johnson Mutual Funds Trust
   3777 West Fork Road
   Cincinnati, OH  45247
   (513) 661-3100
   (800) 541-0170
   FAX (513) 661-4901

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the JIC Institutional Bond Funds dated May 1, 2009. This SAI incorporates by reference the financial statements and independent auditor’s report in the Funds’ Annual Report to Shareholders for the year ended December 31, 2008 (the “Annual Report”). A free copy of the Prospectus and Annual Report can be obtained by writing the Trust at 3777 West Fork Road, Cincinnati, Ohio 45247, by calling the Trust at (513) 661-3100 or (800) 541-0170, or by visiting our website at www.johnsoninv.com.

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DESCRIPTION OF THE TRUST

Johnson Mutual Funds Trust (the “Trust”) is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 30, 1992 (the “Trust Agreement”). The Board of Trustees supervises the business activities of the Trust. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of fourteen series have been authorized, four of which are the JIC Institutional Bond Fund I, the JIC Institutional Bond Fund II, the JIC Institutional Bond Fund III (the Bond Funds) and the Johnson Enhanced Return Fund (together with the Bond Funds, the “Funds”). The Bond Funds were established on August 31, 2000, and the Enhanced Return Fund was established on August 24, 2005.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the officers of the Trust, subject to the review and approval of the Board of Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Each of the Funds, at its discretion and with shareholder consent, may use securities from a Fund’s portfolio to pay you for your shares, provided that Johnson Investment Counsel, Inc. (the “Adviser”) deems that such a distribution of securities will not adversely affect the Fund’s portfolio. Any such transfer of securities to you will be a taxable event and you may incur certain transaction costs relating to the transfer. Contact the Funds for additional information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

This section contains a more detailed discussion of some of the investments of the Funds may make and some of the techniques they may use.

A.	Quality Ratings

The Adviser considers corporate debt securities to be of investment-grade quality if they are rated BBB or higher by the Standard & Poor’s Corporation (“S&P), Baa or higher by Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, determined by the Adviser to be of comparable quality. Investment-grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody’s drops below A3 or A-, respectively, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines, based on its own credit analysis, that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. No Fund holds more than 5% of the value of its net assets in securities that are below A3 or A-. If, as a result of a downgrade, a Fund holds more than 5% of the value of its net assets in securities rated below A3 or A-, the Fund will take action to reduce the value of such securities below 5%.

B.	Corporate Debt Securities

Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper that consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations.

C.	Fixed Income Securities

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Fixed income securities include corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

D.	U.S. Government Securities

U.S. Government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities such as securities issued by the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association (FNMA), are supported only by the credit of the agency that issued them and the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are neither insured nor guaranteed by the U.S. government.

E.	Mortgage-Backed Securities

Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return. While there is no limit on issues backed by government agencies, no Fund will invest more than 30% of its net assets in mortgage-backed securities issued by entities other than government agencies.

F.	Collateralized Mortgage Obligations (CMOs)

CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses. While there is no limit on issues backed by government agencies, no Fund will invest more than 30% of its net assets in CMOs issued by entities other than government agencies.

G.	Financial Service Industry Obligations

Financial service industry obligations include, among others, the following.

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1.
Certificates of Deposit - Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

2.
Time Deposits - Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

3.
Bankers’ Acceptances - Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

H.	Asset-Backed and Receivable-Backed Securities

Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments that shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments—if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. No Fund will invest more than 30% of its net assets in asset-backed or receivable-backed securities.

I.	Restricted Securities

Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. No Fund will invest more than 5% of its net assets in restricted securities.

J.	Foreign Securities

The Funds may invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Adviser to be comparable in quality to investment-grade domestic securities. Neither Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 15% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

K.	Repurchase Agreements

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A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a U.S. government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust’s custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions, and a Fund will not invest more than 5% (15% in the core of the Enhanced Return Fund) of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

L.	When Issued Securities and Forward Commitments

Each Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. The Funds will not invest more than 25% of their respective total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in a Fund’s share price and yield. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

M.	Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. An option on a futures contract obligates the writer, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. Whether a party realizes a gain or loss from futures activities depends upon movements in the underlying security or index. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. Each Fund only invests in futures contracts to the extent it could invest in the underlying instrument directly. The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Risk Factors in Futures Transactions

Liquidity Risk - Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

6

Correlation Risk - The prices of futures contracts depend primarily on the value of their underlying instruments. As a result, futures prices can diverge from the prices of their underlying instruments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between futures contracts and their underlying instruments also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts.

Margin Requirements

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

▪	Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded;
▪	May be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM; and
▪	Are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business.

SEC Segregation Requirements

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if the Fund "covers" a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

Liquidity Impact of Margin and SEC Segregation Requirements

Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

7

N.	Exchange Traded Funds

Each Fund may invest in a range of exchange-traded funds ("ETFs"). ETFs may include, but are not limited to, Standard & Poor’s Depositary Receipts ("SPDRs"), DIAMONDS, SM Nasdaq-100 Index Tracking Stock ("QQQs"), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. Additionally, each Fund may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price Index TM . SPDRs trade on the American Stock Exchange ("AMEX") under the symbol SPY. The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the AMEX under the symbol MDY. DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 of the value of the Dow Index. The DIAMONDS Trust’s shares trade on the AMEX under the symbol DIA. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 Index by holding shares of all the companies on the Index. Shares trade on the AMEX under the symbol QQQ. The iShare products own the stocks in various sector indices, such as the Morgan Stanley Corporate 100 Bond Index. Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investments in other investment companies, see "Investment Company Securities" above.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the adviser believes it is in the Fund's interest to do so. A Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which a Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Funds believe that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

O.	INVESTMENT COMPANY SECURITIES
Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

8

Under Section 12(d)(1) of the 1940 Act, the Funds may only invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Funds if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Funds and all affiliated persons of the Funds; and (ii) the Funds have not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Funds pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Funds (or the Adviser acting on behalf of the Funds) must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security.

INVESTMENT LIMITATIONS

A.	Fundamental

The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”)—i.e., they may not be changed without the affirmative vote of majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of the Trust (or of any series) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable series) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or applicable series) are present or represented at such meeting, or (2) more than 50% of the outstanding shares of the Trust (or the applicable series). Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.
Borrowing Money - The Funds will not borrow money except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund, or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.
Senior Securities - The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the 1940 Act, the rules and regulations promulgated there under or interpretations of the Securities and Exchange Commission or its staff, and (b) as described in the Prospectus and this Statement of Additional Information.

3.
Underwriting - The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

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4.
Real Estate - The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-backed securities or investing in companies engaged in the real estate business.

5.
Commodities - The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by commodities.

6.
Loans - The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.
Concentration - Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as the date of consummation.

B.	Non-Fundamental

The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental.

1.
Pledging - The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental  Limitation (1) above.

2.	Borrowing - The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3.
Margin Purchases - The Funds will not purchase securities or evidences of interest thereon on “margin”. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchase and sales or redemption of securities.

4.	Short Sales - The Funds will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short.

5.
Futures and Options - The Bond Funds will not purchase or sell futures, puts, calls, options or straddles.  The Enhanced Return Fund will not purchase or sell futures, puts, calls, options or straddles except as described in the Fund’s prospectus and this Statement of Additional Information.

6.	Illiquid Investments - Each Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

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7.	Issuers - No Fund will invest more than 5% of its net assets in securities for which there are legal or contractual restrictions or resale and other illiquid securities.

8.	Non-Dollar Denominated Securities - The Funds will only purchase dollar-denominated investments.

9.
Eighty Percent Investment Policy - Under normal circumstances, at least 80% of each Bond Fund’s respective Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in bonds. No Bond Fund will change this policy unless the Fund’s shareholders are provided with at least sixty days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: “Important Notice Regarding Change in Investment Policy”. The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Bond Fund’s shareholders.

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and Officers of the Trust is provided below. Trustees who are not deemed to be interested persons of the Trust, as defined in the 1940 Act, are referred to as Independent Trustees. Trustees who are deemed to be “interested persons” of the Trust are referred to as Interested Trustees. Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns or is removed.

NAME, ADDRESS AND AGE	CURRENT POSITION HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS OVERSEEN	OTHER DIRECTORSHIPS HELD
Interested Trustee
Timothy E. Johnson (66)* 3777 West Fork Road Cincinnati, Ohio 45247	President and Trustee	Since 1992	President and Director of Johnson Investment Counsel, Inc., the Trust’s Adviser, and Professor of Finance at the University of Cincinnati	14	Director, Kendle International, Inc.
Independent Trustees
Ronald H. McSwain (66) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	President of McSwain Carpets, Inc. until 2001; partner of P&R Realty, a real estate development partnership since 1984	14	None
James J. Berrens (43) 3777 West Fork Rd Cincinnati, OH 45247	Trustee	Since 2006	Controller of MSA Inc. since 2006; Audit Manager of Grear & Company from 2001 to 2005	14	None
John R. Green (66) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 2006	Retired from The Procter & Gamble Company	14	None
Kenneth S. Shull (79) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	Retired plant engineer at The Procter & Gamble Company	14	None
Officers
Dale H. Coates (50) 3777 West Fork Road Cincinnati, Ohio 45247	Vice President	Since 1992	Portfolio Manager of the Trust’s Adviser	N/A	N/A
Marc E. Figgins (45) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Financial Officer and Treasurer	Since 2002	Mutual Funds Manager for Johnson Financial, Inc.	N/A	N/A
Scott J. Bischoff (43) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Compliance Officer	Since 2005	Operations Manager of the Trust’s Adviser	N/A	N/A
Jennifer J. Kelhoffer (37) 3777 West Fork Road Cincinnati, Ohio 45247	Secretary	Since 2007
Client Services and Compliance Associate for Johnson Investment Counsel, Inc. since March 2006; Chief Compliance Officer of the Analysts Investment Trust from Oct. 2004 to Sept. 2006; Broker Dealer Manager for Equity Analysts Inc. from January 2002 to October 2005
				N/A	N/A

*Mr. Johnson is an interested person of the Trust because he is a director, officer and employee of the Trust’s Adviser and an officer of the Trust.

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The Board currently has an Audit Committee and a Nominating Committee. Each committee consists of all independent trustees. The Audit Committee met twice during the fiscal year ended December 31, 2008. The Nominating Committee met once during the fiscal year ended December 31, 2008. The primary purpose of the Audit Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls, as required by the statutes and regulations administered by the Securities and Exchange Commission, including the 1940 Act. The functions of the Nominating Committee are to oversee the nomination and selection of the Trustees.

The dollar ranges of securities beneficially owned by the Trustees in each Fund and in the Trust as of December 31, 2008, are as follows:

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES HELD IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES HELD IN ALL FUNDS OF THE TRUST
Timothy E. Johnson	JIC Institutional Bond Fund I – None JIC Institutional Bond Fund II - None JIC Institutional Bond Fund III - None Enhanced Return Fund – Over $100,000	Over $100,000
Ronald H. McSwain	None	Over $100,000
Kenneth S. Shull	None	$10,001-$50,000
James J. Berrens	None	$10,001-$50,000
John R. Green	None	$10,001-$50,000

The compensation paid to the Trustees of the Trust for the year ended December 31, 2008 is set forth in the following table:

NAME OF TRUSTEE	TOTAL COMPENSATION FROM TRUST (THE TRUST IS NOT IN A FUND COMPLEX) [1]
Timothy E. Johnson	$0
Ronald H. McSwain	$8,750
Kenneth S. Shull	$8,750
James J. Berrens	$8,750
John R. Green	$8,750

1 Trustee fees are Trust expenses. However, because the Management Agreement obligates the Adviser to pay all of the operating expenses of the Trust (with limited exceptions), the Adviser makes the actual payment.

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As of March 31, 2009, the following persons may be deemed to beneficially own five percent (5%) or more of the outstanding shares of each of the Funds:

JIC Institutional Bond Fund I

The Covie and Company, 5215 Old Orchard Road, Suite 725, Skokie, Illinois 60077-1045: 100%.

JIC Institutional Bond Fund II

The Covie and Company, 5215 Old Orchard Road, Suite 725, Skokie, Illinois 60077-1045: 100%.

JIC Institutional Bond Fund III

The Covie and Company, 5215 Old Orchard Road, Suite 725, Skokie, Illinois 60077-1045: 100%.

Johnson Enhanced Return Fund

Client accounts held at Johnson Investment Counsel, Inc., with full advisory discretion:  46.71%
R C Archdiocese of Indianapolis, 1400 North Meridian St., Indianapolis, Indiana 46202-2367:  28.76%
Timothy E. Johnson:  24.53%

The officers and Trustees as a group beneficially owned as of March 31, 2009, the following percent of the outstanding shares of each of the Funds:

JIC Institutional Bond Fund I                                                                                     0.00%

JIC Institutional Bond Fund II                                                                                    0.00%

JIC Institutional Bond Fund III                                                                                   0.00%

Johnson Enhanced Return Fund                                                                                24.53%

Shareholder Rights - Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he/she owns and fractional votes for fractional shares he/she owns. All shares of a Fund have equal voting rights and liquidation rights.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act.  As of March 31, 2009, the Covie and Company may be deemed to own in the aggregate more than 25% of the shares of the Institutional Bond Funds, and, as a result, may be deemed to control these Funds.  As of March 31, 2009, discretionary advisory accounts of Johnson Investment Counsel, Inc. and other accounts that officers and/or employees may control may be deemed to own in the aggregate more than 25% of the shares of the Enhanced Return Fund, and, as a result, may be deemed to control this Fund.  As of March 31, 2009, the RC Archdiocese of Indianapolis may be deemed to won in the aggregate more than 25% of the shares of the Enhanced Return Fund, and, as a result, may be deemed to control this Fund.

THE INVESTMENT ADVISER

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The Trust’s investment Adviser is Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247. Timothy E. Johnson may be deemed to be a controlling person and an affiliate of the Adviser due to his ownership of its shares and his position as the President and director of the Adviser. Mr. Johnson, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

Under the terms of the Management Agreement, the Adviser manages the Funds’ investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), 12b-1 fees and extraordinary expenses. As compensation for its management services and agreement to pay the Funds’ expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.30% of the average daily net assets of each Bond Fund, and 1.00% of the average daily net assets of the Enhanced Return Fund.    The Adviser has contractually agreed to waive 0.65% of the management fee for the Johnson Enhanced Return Fund through April 30, 2010, and 0.01% of the management fee for the Bond Funds through December 31, 2009.  The Adviser intends these fee waivers to be permanent, although the Adviser retains the right to remove this waiver after April 30, 2010 for the Enhanced Return Fund, and after December 31, 2009 for the Bond Funds.  Prior to January 1, 2009, the adviser had waived 0.03% of the management fee for each of the Bond Funds.

For the fiscal years indicated below, the following advisory fees, net of fee waivers, were paid:

	2008	2007	2006
JIC Institutional Bond Fund I	$151,708	$163,649	$171,937
JIC Institutional Bond Fund II	$150,504	$162,769	$170,162
JIC Institutional Bond Fund III	$143,247	$154,209	$158,918
Johnson Enhanced Return Fund	$173,059	$191,788	$ 79,711

Fee waivers that otherwise would have been payable to the Adviser by the Funds respectively:
	2008	2007	2006
JIC Institutional Bond Fund I	$13,019	$14,044	None
JIC Institutional Bond Fund II	$12,916	$13,968	None
JIC Institutional Bond Fund III	$12,293	$13,234	None
Johnson Enhanced Return Fund	$321,395	$356,178	$148,035

The Adviser retains the right to use the name “Johnson” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Johnson” automatically ceases thirty days after termination of the Management Agreement and may be withdrawn by the Adviser on thirty days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. A Fund may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Trust’s portfolio decisions and the placing of the Trust’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

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The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Trust and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Trust effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Trust. Although research services and other information are useful to the Trust and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Trust under the Management Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to market makers may include the spread between the bid and asked prices.

To the extent that the Trust and another of the Adviser’s clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated using the following rules:

A.           All client accounts would have their entire order filled or receive no shares at all, unless the account’spurchase would exceed $50,000. In that case, filling part of the order for that account would be acceptable.

B.            The orders would be filled beginning with the account least invested in that security type, relative to itsgoal, and proceed through the list with the last order filled for the account most invested in that securitytype, relative to its goal.

Based on rule A, some accounts may be skipped to meet the exact number of shares purchased. For the saleof a security, the orders would be filled beginning with the most fully invested account moving to the leastfully invested.

The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the Securities and Exchange Commission.

DISTRIBUTION PLAN

The Enhanced Return Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), however, the Plan has not been activated and the Fund has no present intention to activate the Plan. The Plan permits the Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is 0.25% of its average daily net assets.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

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The Trustees expect that the Plan could significantly enhance the Fund’s ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

The Plan has been approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable Fund. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

DETERMINATION OF SHARE PRICE

The prices (net asset values) of the shares of each Fund are determined as of the close of trading of the New York Stock Exchange (4:00 p.m. Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The Trust uses Thomson Financial and Interactive Data Corporation to price portfolio securities. The Board of Trustees periodically reviews the pricing services used by the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

For additional information about the methods used to determine the net asset value (share price), see “Share Price Calculation” in the Prospectus.

TAXES

Each Fund has qualified, and intends to continue to qualify, under Subchapter M of the Internal Revenue Code. By so qualifying, no Fund will be liable for federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to shareholders. Each Fund is required by federal law to withhold and remit to the U.S. Treasury a portion (30%) of the dividend income and capital gains distributions of any account unless the shareholder provides a taxpayer identification number and certifies that the taxpayer identification number is correct and that the shareholder is not subject to backup withholding.

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To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2008, the JIC Institutional Bond Fund I had accumulated net realized capital loss carryovers of ($795,991) expiring in 2010, ($18,453) expiring in 2011, ($9,554) expiring in 2012, ($88,244) expiring in 2013, ($16,113) expiring in 2014 and ($62,197) expiring in 2015.  To the extent that the JIC Institutional Bond Fund I realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2008, the JIC Institutional Bond Fund II had accumulated net realized capital loss carryovers of ($102,181) expiring in 2013, ($31,203) expiring in 2014 and ($122,658) expiring in 2015.   To the extent that the JIC Institutional Bond Fund II realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

During the year ended December 31, 2008, the JIC Institutional Bond Fund III utilized prior year capital loss carryovers in the amount of $128,887.

As of December 31, 2008, the Johnson Enhanced Return Fund had accumulated net realized capital loss carryovers of ($23,784,396) expiring in 2016. To the extent that the Johnson Enhanced Return Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds are required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  The Funds release portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Funds.  These third party servicing agents include the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian, each of which is described in this SAI.  Additionally, the Funds may release portfolio holdings to third party rating agencies and data reporting platforms (currently Lipper and Morningstar) on a periodic basis.  The Funds also may disclose portfolio holdings, as needed, to the Funds’ auditors, proxy voting services (if applicable), pricing services and legal counsel, each of which is described in the prospectus or in this SAI.  This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Except as described above, the Funds are prohibited from entering into any arrangements with any person to make available information about the Funds’ portfolio holdings without the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Funds’ portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

PORTFOLIO MANAGERS

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The Johnson Mutual Funds are managed with a team approach.  The following charts indicate the individuals involved with the day to day portfolio management of each of the Johnson Mutual Funds and a description of their experience.  Also included in the chart is a dollar range of equity securities in the Funds.

Portfolio Manager, Title	Participation on Teams	Length of Service	Business Experience	Dollar Range of Equity Securities in Funds
Jason Jackman	JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III, Enhanced Return Fund	15 years	Team Leader for the Fixed Income and Municipal Income Funds; CFA, 1998; Portfolio Manager for the Adviser since August, 1993.	None
Dale Coates	JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III, Enhanced Return Fund	20 years	CFA, 1999; Vice President and Portfolio Manager of the Adviser since February, 1989.	None
Michael Leisring	JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III, Enhanced Return Fund	10 years	CFA, 2002; Fixed Income Analyst for the Adviser since June, 2003; Portfolio Manager Assistant for the Adviser March, 1999 to June, 2003.	None

The following table discloses the number of accounts managed by the portfolio manager team member and the total assets managed within other registered investment companies (“RIC”).  The Adviser does not use any performance based fees accounts.

Team Member	Number of RIC Accounts	Total RIC Assets	Number of Other Accounts	Total Assets of Other Accounts
Jason Jackman	2	$144,469,356	13	$355,714,136
Dale Coates	6	$206,301,090	46	$270,624,715
Michael Leisring	2	$144,469,356	1	$72,000

There are currently no conflicts of interest between the management of the Funds and the accounts described above that the Fund determines is material.  Purchases and redemptions to the accounts are processed with an allocation program that does not permit any discrimination to either the Fund accounts or the accounts described above.

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Each of the team members are compensated for their services by the Adviser.  Each Portfolio Manager’s compensation consists of a salary, incentive compensation, and retirement plan contributions by the Adviser.  The salary for each team member is fixed.  The incentive compensation structure provides additional compensation to the portfolio management team member if the Funds and accounts described in the table meet certain performance criteria versus the established benchmarks on a pretax basis.  The benchmarks are measured on a one and three year basis.  Portfolio management team members are also eligible for participation in a Defined Contribution Plan which provides retirement contributions based on a percent of salary which is applied to all employees of the Adviser and its affiliates.

CUSTODIAN

National City Bank, through its subsidiary Allegiant Asset Management Group, One East Fourth Street, Cincinnati, Ohio 45202, is the current custodian of the Funds’ investments. The Custodian acts as each Fund’s depository, holds its portfolio securities in safekeeping, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties.

FUND SERVICES

Johnson Financial, Inc. (“JFI”), 3777 West Fork Road, Cincinnati, Ohio 45247, acts as the Funds’ transfer agent. A Trustee and four officers of the Trust are members of management and/or employees of JFI. JFI maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For the services as transfer agent, JFI received from the Adviser (not the Funds) an annual fee of $168,000 for the fiscal year ended December 31, 2006, and an annual fee of $247,000 for each of the fiscal years ended December 31, 2007 and 2008, in the aggregate for all Funds of the Trust.

In addition, JFI provides fund accounting services to each Fund, including maintaining each Fund’s accounts, books and records, calculating net asset value per share and distributions, and providing reports and other accounting services. For the services as fund accountant, JFI received from the adviser (not the Funds) an annual fee of $144,000 for the fiscal year ended December 31, 2006, and an annual fee of $221,000 for each of the fiscal years ended December 31, 2007 and 2008, in the aggregate for all Funds of the Trust.

JFI also provides the Funds with administrative services to each Fund and the Trust, including all compliance, regulatory reporting and necessary office equipment, personnel and facilities. For its services as fund administrator, JFI received from the Adviser (not the Funds) an annual fee of $264,000 for the fiscal year ended December 31, 2006, and an annual fee of $338,000 for each of the fiscal years ended December 31, 2007 and 2008, in the aggregate for all Funds of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145 has been selected as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2009. Cohen Fund Audit Services, Ltd. performs an annual audit of the Trust’s financial statements and provides financial, tax and accounting consulting services as requested.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust’s Annual Report to shareholders for the year ended December 31, 2008. The Funds will provide the Annual Report without charge at written request or request by telephone.

19

JOHNSON MUTUAL FUNDS TRUST

PART C. OTHER INFORMATION

Item 23 Exhibits

(a) Articles of Incorporation.

(i) Copy of Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 12, is hereby incorporated by reference.

(iv) Copy of Amendment No. 3 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14, is hereby incorporated by reference.

(v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 20, is hereby incorporated by reference.

(vi) Copy of Amendment No. 8 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 26, is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders- None (other than in the Declaration of Trust and By-laws of the Registrant).

(d) Investment Advisory Contracts.

(i) Copy of Registrant's Management Agreement with its Adviser, Johnson Investment Counsel, Inc. for the Johnson Growth Fund and Johnson Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(ii) Copy of Registrant's Management Agreement with its Adviser, Johnson Investment Counsel, Inc. for the Johnson Opportunity Fund and Johnson Municipal Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(iii) Copy of Registrant's Management Agreement with Johnson Investment Counsel, Inc. for the Johnson Realty Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 16, is hereby incorporated by reference.

(iv) Copy of Registrant's Management Agreement with Johnson Investment Counsel, Inc. for the for the JIC Institutional Bond Funds I, II, and III, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 16, is hereby incorporated by reference.

(v) Copy of Registrant's Management Agreement with Johnson Investment Counsel, Inc. for the Johnson Equity Income Fund, Johnson Dynamic Growth Fund, Johnson Disciplined Large Company Fund, Johnson Disciplined Small Company Fund and Johnson Enhanced Return Fund, which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 20, is hereby incorporated by reference.

(vi) Copy of Registrant's Management Agreement with Johnson Investment Counsel, Inc. for the Johnson International Fund, which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 28, is hereby incorporated by reference.

(e) Underwriting Contracts - None.

(f) Bonus or Profit Sharing Contracts - None.

(g) Custodian Agreements.

(i) Copy of Registrant's Agreement with the Custodian, National City Bank, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Amended Schedule of Custodian Fees, which was filed as an exhibit to Registrant’s Post-Effective Amendment No.7, is hereby incorporated by reference.

(h) Other Material Contracts -None.

(i) Legal Opinion.

(i) Opinion and Consent of Thompson Hine, LLP is filed herewith.

(j) Other Opinions - Consent of Independent Registered Public Accounting Firm is filed herewith.

(k) Omitted Financial Statements- None.

(l) Initial Capital Agreements.

(i) Copy of Letter of Initial Stockholder for the Growth Fund and the Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Copy of Letter of Initial Stockholder for the Opportunity Fund and the Municipal Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

(i)  Rule 12b-1 Plan for the Johnson Equity Income Fund, Johnson Dynamic Growth Fund, Johnson Disciplined Large Company Fund, Johnson Disciplined Small Company Fund and Johnson Enhanced Return Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

(ii)  Rule 12b-1 Plan for the Johnson International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(n) Rule 18f-3 Plan - None.

(o) Reserved.

(p) Code of Ethics. Copy of Registrant’s (and Adviser’s) Code of Ethics, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(q) Power of Attorney.

(i) Power of Attorney for Registrant and Certificate, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, are hereby incorporated by reference.

(ii) Powers of Attorney for Trustees and Officers of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, are hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Registrant

(a) As of  March 31, 2009, Johnson Investment Counsel, Inc., an Ohio corporation, the Johnson Investment Counsel, Inc. Profit Sharing Plan, discretionary accounts of Johnson Investment Counsel, Inc., and other accounts which its officers and/or employees may control, may be deemed to control the Growth Fund, Disciplined Mid-Cap Fund, the Realty Fund, the Fixed Income Fund, the Municipal Income Fund, the Equity Income Fund, the Dynamic Growth Fund, the Disciplined Large-Cap Fund, the Disciplined Small-Cap Fund and the Enhanced Return Fund as a result of their beneficial ownership of those Funds.

(b) As of March 31, 2009, Covie and Company, an Illinois corporation, may be deemed to control the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III as a result of its beneficial ownership of those Funds.

(c) Timothy E. Johnson may be deemed control Johnson Investment Counsel, Inc. due to his ownership of the shares and his positions as the President and director, and therefore Johnson Investment Counsel, Inc. may be under common control with the Registrant.

(d) Johnson Financial Services, Inc. and Johnson Trust Company are wholly owned subsidiaries of Johnson Investment Counsel, Inc., and therefore may be deemed to be under common control with the Registrant.

Item 25. Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and Officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or Officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and Officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The registrant may not pay for insurance which protects the Trustees and Officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant maintains a standard mutual fund investment advisory professional and directors and officer’s liability policy. The policy provides coverage to the Registrant, its Trustees and Officers, and its Adviser, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Fund Accounting Agreement, Administration Agreement and Transfer Agency Agreement (collectively, the “Agreements”) with Johnson Financial, Inc. (“JFI”), each Fund has agreed to indemnify and hold harmless JFI, its employees, agents, directors, officers, and nominees from and against any and all claims, demands, losses, damages, costs, charges, counsel fees, and other expenses of every nature and character arising out of or in any way relating to JFI’s actions taken or nonactions with respect to the performance of services under the Agreements with respect to each Fund, if applicable, upon reasonable reliance on information, records, instructions, or requests with respect to a Fund given or made to JFI by an authorized representative of the Trust, the investment adviser, and on records provided by any transfer agent or custodian. JFI has assumed no responsibility or liability for any acts, errors, or omissions that may have occurred prior to JFI’s acceptance of the duties and responsibilities set forth in the Agreements. The Trust has agreed to indemnify and hold JFI harmless from all claims, lawsuits, damages, assessments, and the like which are attributable to or caused by any service provider previously engaged by the Trust to perform similar duties for the Trust as are described in the Agreements. The indemnification shall not, however, apply to actions or omissions of JFI in case of its own bad faith, willful misfeasance, negligence, or from reckless disregard by it of its obligations and duties.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Johnson Mutual Funds Trust in the successful defense of any action, suit or proceedings) in asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

(A) Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247 (the "Adviser") is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(2) The following list sets forth the business and other connections of the Directors and Officers of Johnson Investment Counsel, Inc. during the past two years.

(a) Timothy E. Johnson

(i) President, Director and Treasurer of Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247.

(ii) President and a Trustee of Johnson Mutual Funds Trust, 3777 West Fork Road, Cincinnati, Ohio 45247.

(iii) President of Johnson Financial Services, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247.

(iv) President, Director, Chief Financial Officer, Chief Trust Officer and Treasurer of Johnson Trust Company, 3777 West Fork Road, Cincinnati, Ohio 45247.

(b) Janet L. Johnson

(i) Director of Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247

(c) Dale H. Coates

(i) Director of Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247

(ii) Vice President Johnson Mutual Funds Trust, 3777 West Fork Road Cincinnati, Ohio 45247

(d) Scott J. Bischoff

(i) Chief Compliance Officer, Johnson Mutual Funds Trust and Johnson Investment Counsel, Inc.

(e) Michael D. Barnes

(i) Secretary of Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247

Item 27. Principal Underwriters - None.

Item 28. Location of Accounts and Records
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant and Transfer Agent at, 3777 West Fork Road, Cincinnati, Ohio 45247, or by National City Bank, the Registrant's custodian at One East Fourth Street, Cincinnati, Ohio 45202.

Item 29. Management Services Not Discussed in Parts A or B - None.

Item 30. Undertakings - None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 30 day of April, 2009.

JOHNSON MUTUAL FUNDS TRUST

By: /s/
TIMOTHY E. JOHNSON
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RONALD H. McSWAIN*	TRUSTEE	)
		)	*By: /s/
		)	TIMOTHY E. JOHNSON
		)	Attorney-In-Fact
KENNETH S. SHULL*	TRUSTEE	)	April 30, 2009
)
)
)
JAMES J. BERRENS*	TRUSTEE	)
)
)
)
JOHN R. GREEN*	TRUSTEE	)

/s/
TIMOTHY E JOHNSON
Trustee and President

/s/
MARC E. FIGGINS
Treasurer, Principal Financial Officer and Principal Accounting Officer

EXHIBIT INDEX

1. Consent of Thompson Hine	EX-99.23.i.i

2. Consent of Independent Registered Public Accounting Firm	EX-99.23.j